             As filed with the Securities and Exchange Commission on May 1, 2003
                                               Securities Act File No. 333-00479
                                       Investment Company Act File No. 811-07507

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

    Pre-Effective Amendment No.__                                     [ ]
    Post-Effective Amendment No. 20                                   [X]

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                        [ ]
    Amendment No. 22                                                  [X]

                       Deutsche Asset Management VIT Funds
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               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 535-0532

Name and Address of Agent for Service:            Copies to:
Daniel O. Hirsch                                  Burton M. Leibert, Esq.
Deutsche Asset Management                         Willkie Farr & Gallagher
One South Street                                  787 Seventh Avenue
Baltimore, MD 21202                               New York, NY 10019-6099

It is proposed that this filing will become effective:

[ ]       immediately upon filing pursuant to paragraph (b), or
[X]       on May 1, 2003 pursuant to paragraph (b)
[ ]       60 days after filing pursuant to paragraph (a)(1), or
[ ]       on May 1, 2003 pursuant to paragraph (a)(1)
[ ]       75 days after filing pursuant to paragraph (a)(2)
[ ]       on May 1, 2003 pursuant to paragraph (a)(2) of Rule 485

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Scudder Investments VIT Funds

Prospectus

May 1, 2003

Scudder Real Estate Securities Portfolio

Class A Shares

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

How the Portfolio Works

4	The Portfolio’s Main Investment Strategy

6	The Main Risks of Investing in the Portfolio

7	Portfolio Performance

8	How Much Investors Pay

9	Other Policies and Risks

10	Who Manages and Oversees the Portfolio

13	Financial Highlights

Your Investment in the Portfolio

15	Policies You Should Know About

16	Calculating the Portfolio’s Share Price

16	Buying and Selling Shares

18	Performance Information

18	Distributions

19	Taxes

How the Portfolio Works

On the next few pages, you’ll find information about the Portfolio’s investment objectives, the main strategies it uses to pursue these objectives and the main risks that could affect performance.

If you are considering investing in the Portfolio, you should review this information carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They’re not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance contract, variable annuity contract, or tax-qualified plan (the “Contract(s)”).

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Class A

Scudder Real Estate Securities Portfolio

The Portfolio’s Main Investment Strategy

The Portfolio’s investment objectives are long-term capital appreciation and current income.

The Portfolio invests primarily in real estate securities. Under normal circumstances, the Portfolio intends to keep at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), invested in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of RREEF America L.L.C. (“RREEF” or the “Sub-Advisor”), at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Portfolio are attributed to the ownership, construction, management or sale of real estate.

The Sub-Advisor looks for real estate securities it believes will provide superior returns to the Portfolio over the long term, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the Sub-Advisor tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, the Sub-Advisor uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Portfolio may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of this analysis is to determine which of the issuers the Sub-Advisor believes will be the most profitable to the Portfolio over the long term. The Sub-

4    |    Scudder Real Estate Securities Portfolio—Class A Shares

Advisor also considers the performance and outlook of the real estate securities markets in general when making investment decisions. The Sub-Advisor does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans. The Sub-Advisor anticipates that the Portfolio’s assets will be invested primarily in equity REITs. In changing market conditions, the Portfolio may invest in other types of REITs.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The Sub-Advisor may choose to sell a security for a variety of reasons, but typically the Sub-Advisor will sell if it believes that one or more of the following is true:

■	a security is not fulfilling its investment purpose;

■	a security has reached its optimum valuation; or

■	a particular company or general economic conditions have changed

Other investments

When the Sub-Advisor believes that it is prudent, the Portfolio may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, equity securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the Portfolio’s cash assets remain liquid while performing more like stocks. The Portfolio has a non-fundamental investment policy that it cannot use derivatives as leveraged investments that magnify the gains or losses of an investment. For example, the Sub-Advisor cannot invest in a derivative security if it would be possible for the Portfolio to lose more money than it invested. Nonfundamental policies may be changed by the Portfolio’s Board of Trustees without shareholder approval.

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The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the Portfolio’s performance, cause you to lose money or make the Portfolio underperform other investments.

The value of the Portfolio’s shares depends on the value of the stocks and other securities it owns. The market value of the individual securities the Portfolio owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

As with all funds, at any given time the value of your shares of the Portfolio may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

There are four principal risks of investing in the Portfolio: market risk, concentrated portfolio risk, company risk, and non-diversification risk.

■	Market Risk. The market value of the shares of common stock held by the Portfolio can change rapidly and unpredictably in response to various events and conditions (e.g., political or economic events) having little or nothing to do with the issuer. In addition, market performance tends to be cyclical, and certain investment styles may be in or out of favor. If the market does not favor the Portfolio’s style, the Portfolio’s gains may be smaller or its losses greater than those of equity funds with different styles.

■	Concentrated Portfolio Risk. The Portfolio concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

This Portfolio is designed for investors interested in an investment that seeks long-term capital appreciation and current income through investment in real estate securities.

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■	declines in property values;

■	increases in property taxes, operating expenses, interest rates or competition;

■	overbuilding;

■	zoning changes; and

■	losses from casualty or condemnation

■	Company Risk. The price of common stock will vary with the success and failure of its issuer. Other factors that could affect performance include:

■	the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

■	the market value of the individual securities the Portfolio owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence

■	Non-Diversification Risk. The Portfolio is classified as a ‘non-diversified’ investment company, which means that the Portfolio may invest in the securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Portfolio was diversified.

Under adverse market conditions, or other extraordinary economic or market conditions, the Portfolio may take a temporary defensive position and invest in liquid reserves, such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, government securities and repurchase agreements. Taking a temporary defensive position is not required and may be impossible under certain market conditions. It also might prevent the Portfolio from pursuing or achieving its investment objectives.

Portfolio Performance

The Portfolio has no operating history prior to the date of this Prospectus.

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How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Portfolio.

As an investor in the Portfolio, you would incur various operating costs, including management expenses. You also would incur fees associated with the Contracts you purchase. The fee table and expense example do not include fees from the Contracts. If the fee table and expense example included these fees, the figures shown would be higher. Detailed information about the cost of investing in this Portfolio is presented in the accompanying Prospectus for the contracts through which the Portfolio’s shares are offered to you.

Fee Table

Annual Operating Expenses, deducted from Portfolio assets

Management Fee	0.90%

Distribution and/or Service (12b–1) Fees	None

Other Expenses	0.20

Total Annual Operating Expenses (before fee waivers and/or expense reimbursements)	1.10

Fee Waivers and/or Expense Reimbursements [1]	0.00

Net Total Annual Operating Expenses [2]	1.10

[1]	The advisor and the administrator have contractually agreed to waive their fees and/or reimburse expenses of the Portfolio, to the extent necessary, to limit all the expenses to 1.10% of the average daily net assets of the Portfolio until April 30, 2004.
[2]	The net total annual operating expenses are an estimate and expenses may vary from this example.

Based on the costs above, this example helps you compare the expenses of Portfolio shares to those of other mutual funds. This example assumes the expenses above remain the same and that expenses are maintained for one year at the rates described above.

It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Expense Example 3

1 Year	3 Years

$112	$350

[3]	For the first 12 months, the expense example takes into account fee waivers and/or expense reimbursements.

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Other Policies and Risks

While the previous pages describe the main points of the Portfolio’s strategy and risks, there are a few other issues to know about:

■	Although major changes tend to be infrequent, the Portfolio’s Board of Trustees could change the Portfolio’s investment objectives without seeking shareholder approval. In the event the Portfolio’s investment objectives are changed, the new objectives could differ from the objectives the shareholder considered appropriate at the time of making the decision to invest in the Portfolio. The Portfolio’s Board will provide shareholders with at least 60 days’ notice prior to making any material changes to the Portfolio’s 80% investment policy.

■	The Portfolio may trade securities more actively. This could raise transaction costs (thus lower returns).

■	The Portfolio’s Board has the ability to terminate the Portfolio at any time without shareholder approval.

■	The Portfolio’s fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objectives and all other investment policies of the Portfolio are not fundamental and may be changed without shareholder approval.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, the Portfolio may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security or index for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Portfolio cannot sell the derivative because of an illiquid secondary market. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower return or even losses to the Portfolio.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the Portfolio has valued its securities too highly, you may end up paying too much for shares

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when you buy into the Portfolio. If the Portfolio underestimates its price, you may not receive the full market value for your shares when you sell.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the Portfolio.

If you want more information on the Portfolio’s allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolio

The investment advisor

Under the supervision of the Board of Trustees, Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”) is the investment advisor for the Portfolio. DeAM, Inc., with offices at 345 Park Avenue, New York, NY, is also the investment advisor to other Scudder Investments Funds. DeAM, Inc. is responsible for supervising and managing all of the Portfolio’s operations, including overseeing the activities of the Sub-Advisor.

For its services as advisor, DeAM, Inc. will receive annual fees, payable monthly, in the amount of 0.90% of the first $250 million of the Portfolio’s average daily net assets, 0.875% of the next $250 million of such assets, 0.850% of the next $500 million of such assets, 0.825% of the next $1.5 billion of such assets and 0.80% of such assets exceeding $2.5 billion.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., DeAM, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of January 31, 2003, managed approximately $65 billion in assets.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution

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that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The sub-advisor

RREEF America L.L.C., an indirect wholly-owned subsidiary of Deutsche Bank AG, is the sub-advisor for the Portfolio. DeAM, Inc. pays a fee to RREEF for acting as sub-advisor to the Portfolio.

RREEF makes the Portfolio’s investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. RREEF is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment advisor of real estate securities since 1993. RREEF employs over 625 real estate professionals nationwide and managed $17.2 billion of assets as of March 31, 2003. On April 23, 2002, Deutsche Bank AG acquired RoPRO US Holding Inc., the parent company of RREEF.

Other services. Scudder Investments Service Company serves as the Portfolio’s transfer agent (“SISC” or “Transfer Agent”). SISC is an indirect wholly owned subsidiary of Deutsche Bank AG.

The portfolio managers

The following people handle the day-to-day management of the Portfolio.

Karen J. Knudson, RREEF Partner and Co-Manager of the Portfolio. ■Joined RREEF in 1995. ■Over 20 years of investment industry experience. ■MBA, University of California at Berkeley.	John F. Robertson, CFA, RREEF Partner and Co-Manager of the Portfolio. ■Joined RREEF in 1997. ■Prior to that, Assistant Vice President of Lincoln Investment Management responsible for REIT research.

John W. Vojticek, Vice President of RREEF and Co-Manager of the Portfolio. ■Joined RREEF in 1996. ■6 years of investment industry experience.	Mark D. Zeisloft, CFA, Vice President of RREEF and Co-Manager of the Portfolio. ■Joined RREEF in 1996. ■Over 12 years of investment industry experience. ■MBA, University of Chicago.

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Additional performance information—similar fund

In managing the Portfolio’s investments, the Sub-Advisor will employ substantially the same investment policies and strategies as are used for the Scudder RREEF Real Estate Securities Fund (“Scudder Fund”). The day-to-day portfolio management of the Scudder Fund is handled by the same portfolio management team that will be responsible for the Portfolio. The performance data below shows the prior performance of Institutional Class shares of the Scudder Fund, not the performance of the Portfolio. Past performance does not guarantee future results. Consequently, the performance should not be considered an indication of future performance of the Portfolio or the Sub-Advisor. Performance can vary due to differences in fees, expenses, cash flow into and out of accounts, historical market conditions and other factors. Deutsche Bank AG and its subsidiaries also manage other portfolios that have substantially the same investment objectives and policies as the Portfolio. The performance of those portfolios is not materially different from the performance presented here.

The performance information shown has been calculated in accordance with the Securities and Exchange Commission’s standardized formula, but excludes the impact of any Contract charges. If Contract charges were reflected, performance would have been lower.

The performance information shown represents the performance of the Institutional Class of the Scudder Fund inclusive of all accounts, advisory fees and all other expenses of the Institutional Class. Additionally, the performance results reflect reinvestment of dividends and other earnings. Performance figures do not reflect expenses incurred from investing through an insurance company separate account which funds certain variable annuity and variable life insurance contracts, and tax-qualified plans, and would be reduced if such charges were reflected. The performance results for the Scudder Fund is subject to lower fees than the Portfolio. If the Portfolio’s fees were reflected, the performance would have been lower.

Annual Total Returns (percentage as of 12/31 each year) Institutional Class

For the periods included in the bar chart:

Best Quarter: 11.89%, Q2 2002	Worst Quarter: -7.89%, Q3 2002

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Financial Highlights

The Portfolio has no operating history prior to the date of this Prospectus.

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Your Investment in the Portfolio

The information in this section may affect anyone who selects this Portfolio as an investment option in a variable annuity contract, variable life insurance policy or tax-qualified plan that offers the Portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The Portfolio assumes no responsibility for such prospectus.

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Policies You Should Know About

The Portfolio does not sell its shares directly to the public. The Portfolio sells its shares only to separate accounts of various insurance companies and may also sell to certain tax-qualified plans (the “Companies”). Shares are available to the public through the purchases of certain variable annuity contracts, variable life insurance contracts, and to participants in certain tax-qualified plans issued or sponsored by the Companies. As a Contract owner, your premium payments or plan assets are allocated to the Portfolio by the Companies in accordance with your contract. Please see the Contract prospectus or plan documents that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between Funds available to any investor (a “Retail Fund”) and those that are available only through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the Portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the Portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the Portfolio and have different expense ratios than the Portfolio. As a result, the performance of the Portfolio and a Retail Fund will differ.

Technically, the shareholders of the Portfolio are the Companies that offer the Portfolio as a choice for holders of certain variable annuity contracts, variable life insurance policies or tax-qualified plans. The Companies effectively pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Portfolio.

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Calculating the Portfolio’s Share Price

The Portfolio calculates the price of its shares (also known as the “net asset value” or “NAV”) in accordance with the standard formula for valuing mutual fund shares described below. The Portfolio calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. On days when the New York Stock Exchange closes early, the Portfolio will calculate its net asset value at the time of closing.

The Portfolio values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Portfolio determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees. In such a case, the Portfolio’s value for a security is likely to be different from the last quoted market price.

Buying and Selling Shares

The Portfolio continuously sells its shares to each Company without a sales charge at the next net asset value per share determined after a proper purchase order is placed with the Company. The Company offers Contract owners units in its separate accounts or tax qualified plans which directly correspond to shares in the Portfolio. Each Company submits purchase and redemption orders to the Portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for Contract owners, as set forth in the accompanying prospectus for the Contracts. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the Company.

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Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early, the Portfolio will calculate its NAV at the time of closing.

Important information about buying and selling shares

■	After receiving a Contract owner’s order, the Company buys or sells shares at the next price calculated on any day the Portfolio is open for business.

■	Unless otherwise instructed, the Portfolio normally makes payment of the proceeds from the sale of Portfolio shares the next business day, but always within seven calendar days.

■	The Portfolio does not issue share certificates.

■	The Portfolio reserves the right to reject purchases of Portfolio shares, including exchanges, for any reason.

■	See the ‘Calculating the Portfolio’s Share Price’ section for more information.

■	The Portfolio reserves the right to withdraw or suspend the offering of shares at any time.

■	A Contract owner’s purchase order may not be accepted if the sale of shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Portfolio’s shareholders. In addition, for exchange requests, we may require a Contract owner to own shares of the Portfolio for 15 days before we process the purchase order for the other fund if we believe that the Contract owner’s exchanges coincide with a “market timing” strategy. Because purchase orders from a Company may be placed in combination with other contract owners, an entire trade may not be accepted if a pattern of market timing is detected. We may also reject or limit purchase orders, for these or other reasons. For these purposes, the Portfolio may consider, among other factors, trading history in this or any affiliated funds, the funds involved, the amount of this investment and a Contract owner’s background and the background of any other investors or dealers involved.

■	The Portfolio reserves the right to reject purchases of shares (including exchanges) or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the Portfolio from disposing of its securities or pricing its shares.

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■	Currently the Portfolio’s Board of Trustees does not foresee any disadvantages to the holders of variable annuity contracts, variable life insurance contracts or tax-qualified plan policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

■	If you are a Contract owner, you should contact your Company or the organization that provides record-keeping services for information about your account.

■	Please see the Contract prospectus that accompanies this Prospectus for the customer service telephone number.

How to buy and sell shares

Each Company has different provisions about how and when their Contract owners may buy, sell and exchange shares. The Company is responsible for communicating the Contract owner’s instructions to the Portfolio. Contract owners should contact their Company to effect transactions in the Portfolio.

Performance Information

The Portfolio’s performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Portfolio’s performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Distributions

If the Portfolio earns net investment income or recognizes net long-term or short-term capital gains, it is the Portfolio’s policy to distribute to the Companies’ Contracts substantially all of that taxable income or capital gain at least annually. The Portfolio reserves the right to include in the income distribution any short-term capital gains on securities that it sells. The Portfolio may also pay dividends

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and capital gains distributions at other times if necessary for the Portfolio to avoid federal income tax or excise tax. These distributions are automatically made in the form of additional shares of the Portfolio and not cash, unless a Company elects to have distributions made in cash. The result of automatic reinvestment of distributions is that the Portfolio’s performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Because shares of the Portfolio may be purchased only through Contracts, income dividends on capital gains distributions from the Portfolio are taxable, if at all, to the participating Companies and will be exempt from current taxation of the Contract owner if left to accumulate within the Contract. Please see the Contract prospectus accompanying this prospectus for a description of the Portfolio’s federal tax impact on you as a Contract owner.

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To Get More Information

Shareholder reports — These include commentary from the Portfolio’s management team about recent market conditions and the effects of the Portfolio’s strategies on its performance. They also have detailed performance figures, a list of everything the Portfolio owns and the Portfolio’s financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) — This tells you more about the Portfolio’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the Portfolio, call the customer service center at the telephone number shown in the accompanying contract prospectus. These documents and other information about the Portfolio are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the Portfolio, including the Portfolio’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 942-8090.

SEC

Public Reference Section

Washington, D.C. 20549-0102

www.sec.gov

(202) 942-8090

SEC File Number:
Scudder Real Estate Securities
Portfolio—Class A Shares
Scudder Investments VIT Funds
(Prior to May 16, 2003, known as the
Deutsche Asset Management VIT Funds)
811-07507

Printed on recycled paper.    (05/01/03) VITARE-1

Scudder Investments VIT Funds

Prospectus

May 1, 2003

Scudder Real Estate Securities Portfolio

Class B Shares

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

How the Portfolio Works

4	The Portfolio’s Main Investment Strategy

6	The Main Risks of Investing in the Portfolio

7	Portfolio Performance

8	How Much Investors Pay

9	Other Policies and Risks

10	Who Manages and Oversees the Portfolio

13	Financial Highlights

Your Investment in the Portfolio

15	Policies You Should Know About

16	Calculating the Portfolio’s Share Price

16	Buying and Selling Shares

18	Performance Information

18	Distributions

19	Taxes

How the Portfolio Works

On the next few pages, you’ll find information about the Portfolio’s investment objectives, the main strategies it uses to pursue these objectives and the main risks that could affect performance.

If you are considering investing in the Portfolio, you should review this information carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They’re not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance contract, variable annuity contract, or tax-qualified plan (the “Contract(s)”).

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Class B

Scudder Real Estate Securities Portfolio

The Portfolio’s Main Investment Strategy

The Portfolio’s investment objectives are long-term capital appreciation and current income.

The Portfolio invests primarily in real estate securities. Under normal circumstances, the Portfolio intends to keep at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), invested in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of RREEF America L.L.C. (“RREEF” or the “Sub-Advisor”), at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Portfolio are attributed to the ownership, construction, management or sale of real estate.

The Sub-Advisor looks for real estate securities it believes will provide superior returns to the Portfolio over the long term, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the Sub-Advisor tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, the Sub-Advisor uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Portfolio may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of this analysis is to determine which of the issuers the Sub-Advisor believes will be the most profitable to the Portfolio over the long term. The Sub-

4    |    Scudder Real Estate Securities Portfolio — Class B Shares

Advisor also considers the performance and outlook of the real estate securities markets in general when making investment decisions. The Sub-Advisor does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans. The Sub-Advisor anticipates that the Portfolio’s assets will be invested primarily in equity REITs. In changing market conditions, the Portfolio may invest in other types of REITs.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The Sub-Advisor may choose to sell a security for a variety of reasons, but typically the Sub-Advisor will sell if it believes that one or more of the following is true:

■	a security is not fulfilling its investment purpose;

■	a security has reached its optimum valuation; or

■	a particular company or general economic conditions have changed

Other investments

When the Sub-Advisor believes that it is prudent, the Portfolio may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, equity securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the Portfolio’s cash assets remain liquid while performing more like stocks. The Portfolio has a non-fundamental investment policy that it cannot use derivatives as leveraged investments that magnify the gains or losses of an investment. For example, the Sub-Advisor cannot invest in a derivative security if it

Scudder Real Estate Securities Portfolio — Class B Shares     |    5

would be possible for the Portfolio to lose more money than it invested. Nonfundamental policies may be changed by the Portfolio’s Board of Trustees without shareholder approval.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the Portfolio’s performance, cause you to lose money or make the Portfolio underperform other investments.

The value of the Portfolio’s shares depends on the value of the stocks and other securities it owns. The market value of the individual securities the Portfolio owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

As with all funds, at any given time the value of your shares of the Portfolio may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

There are four principal risks of investing in the Portfolio: market risk, concentrated portfolio risk, company risk, and non-diversification risk.

■	Market Risk. The market value of the shares of common stock held by the Portfolio can change rapidly and unpredictably in response to various events and conditions (e.g., political or economic events) having little or nothing to do with the issuer. In addition, market performance tends to be cyclical, and certain investment styles may be in or out of favor. If the market does not favor the Portfolio’s style, the Portfolio’s gains may be smaller or its losses greater than those of equity funds with different styles.

■	Concentrated Portfolio Risk. The Portfolio concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

This Portfolio is designed for investors interested in an investment that seeks long-term capital appreciation and current income through investment in real estate securities.

6    |    Scudder Real Estate Securities Portfolio — Class B Shares

■	declines in property values;

■	increases in property taxes, operating expenses, interest rates or competition;

■	overbuilding;

■	zoning changes; and

■	losses from casualty or condemnation

■	Company Risk. The price of common stock will vary with the success and failure of its issuer. Other factors that could affect performance include:

■	the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

■	the market value of the individual securities the Portfolio owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence

■	Non-Diversification Risk. The Portfolio is classified as a ‘non-diversified’ investment company, which means that the Portfolio may invest in the securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Portfolio was diversified.

Under adverse market conditions, or other extraordinary economic or market conditions, the Portfolio may take a temporary defensive position and invest in liquid reserves, such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, government securities and repurchase agreements. Taking a temporary defensive position is not required and may be impossible under certain market conditions. It also might prevent the Portfolio from pursuing or achieving its investment objectives.

Portfolio Performance

The Portfolio has no operating history prior to the date of this Prospectus.

Scudder Real Estate Securities Portfolio — Class B Shares     |    7

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class B shares of the Portfolio.

As an investor in the Portfolio, you would incur various operating costs, including management expenses. You also would incur fees associated with the contracts you purchase. The Fee Table and Expense Example do not include fees from company contracts. If the Fee Table and Expense Example included these fees, the figures shown would be higher. Detailed information about the cost of investing in this Portfolio is presented in the accompanying Prospectus for the contracts through which the Portfolio’s shares are offered to you.

Fee Table

Annual Operating Expenses, deducted from Portfolio assets

Management Fee	0.90%

Distribution and/or Service (12b–1) Fees	0.25

Other Expenses [1]	0.35

Total Annual Operating Expenses (before fee waivers and/or expense reimbursements)	1.50

Fee Waivers and/or Expense Reimbursements [2]	0.00

Net Total Annual Operating Expenses [3]	1.50

[1]	Includes expenses of compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Portfolio.

[2]	The advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.50% of the average daily net assets of the Portfolio until April 30, 2004.

[3]	The net total annual operating expenses are an estimate and expenses may vary from this example.

Based on the costs above, this example helps you compare the expenses of Portfolio shares to those of other mutual funds. This example assumes the expenses above remain the same and that expenses are maintained for one year at the rates described above.

It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Expense Example 4

1 Year	3 Years

$153	$474

[4]	For the first 12 months, the expense example takes into account fee waivers and/or expense reimbursements.

8    |    Scudder Real Estate Securities Portfolio — Class B Shares

Other Policies and Risks

While the previous pages describe the main points of the Portfolio’s strategy and risks, there are a few other issues to know about:

■	Although major changes tend to be infrequent, the Portfolio’s Board of Trustees could change the Portfolio’s investment objectives without seeking shareholder approval. In the event the Portfolio’s investment objectives are changed, the new objectives could differ from the objectives the shareholder considered appropriate at the time of making the decision to invest in the Portfolio. The Portfolio’s Board will provide shareholders with at least 60 days’ notice prior to making any material changes to the Portfolio’s 80% investment policy.

■	The Portfolio may trade securities more actively. This could raise transaction costs (thus lower returns).

■	The Portfolio’s Board has the ability to terminate the Portfolio at any time without shareholder approval.

■	The Portfolio’s fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objectives and all other investment policies of the Portfolio are not fundamental and may be changed without shareholder approval.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, the Portfolio may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security or index for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Portfolio cannot sell the derivative because of an illiquid secondary market. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower return or even losses to the Portfolio.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the Portfolio has valued its securities too highly, you may end up paying too much for shares

Scudder Real Estate Securities Portfolio — Class B Shares    |    9

when you buy into the Portfolio. If the Portfolio underestimates its price, you may not receive the full market value for your shares when you sell.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the Portfolio.

If you want more information on the Portfolio’s allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolio

The investment advisor

Under the supervision of the Board of Trustees, Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”) is the investment advisor for the Portfolio. DeAM, Inc., with offices at 345 Park Avenue, New York, NY, is also the investment advisor to other Scudder Investments Funds. DeAM, Inc. is responsible for supervising and managing all of the Portfolio’s operations, including overseeing the activities of the Sub-Advisor.

For its services as advisor, DeAM, Inc. will receive annual fees, payable monthly, in the amount of 0.90% of the first $250 million of the Portfolio’s average daily net assets, 0.875% of the next $250 million of such assets, 0.850% of the next $500 million of such assets, 0.825% of the next $1.5 billion of such assets and 0.80% of such assets exceeding $2.5 billion.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., DeAM, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of January 31, 2003, managed approximately $65 billion in assets.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution

10    |    Scudder Real Estate Securities Portfolio — Class B Shares

that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The sub-advisor

RREEF America L.L.C., an indirect wholly-owned subsidiary of Deutsche Bank AG, is the sub-advisor for the Portfolio. DeAM, Inc. pays a fee to RREEF for acting as sub-advisor to the Portfolio.

RREEF makes the Portfolio’s investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. RREEF is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment advisor of real estate securities since 1993. RREEF employs over 625 real estate professionals nationwide and managed $17.2 billion of assets as of March 31, 2003. On April 23, 2002, Deutsche Bank AG acquired RoPRO US Holding Inc., the parent company of RREEF.

Other services. Scudder Investments Service Company serves as the Portfolio’s transfer agent (“SISC” or “Transfer Agent”). SISC is an indirect wholly owned subsidiary of Deutsche Bank AG.

The portfolio managers

The following people handle the day-to-day management of the Portfolio.

Karen J. Knudson, RREEF Partner and Co-Manager of the Portfolio. ■Joined RREEF in 1995. ■Over 20 years of investment industry experience. ■MBA, University of California at Berkeley.	John F. Robertson, CFA, RREEF Partner and Co-Manager of the Portfolio. ■Joined RREEF in 1997. ■Prior to that, Assistant Vice President of Lincoln Investment Management responsible for REIT research.

John W. Vojticek, Vice President of RREEF and Co-Manager of the Portfolio. ■Joined RREEF in 1996. ■6 years of investment industry experience.	Mark D. Zeisloft, CFA, Vice President of RREEF and Co-Manager of the Portfolio. ■Joined RREEF in 1996. ■Over 12 years of investment industry experience. ■MBA, University of Chicago.

Scudder Real Estate Securities Portfolio — Class B Shares     |    11

Additional performance information—similar fund

In managing the Portfolio’s investments, the Sub-Advisor will employ substantially the same investment policies and strategies as are used for the Scudder RREEF Real Estate Securities Fund (“Scudder Fund”). The day-to-day portfolio management of the Scudder Fund is handled by the same portfolio management team that will be responsible for the Portfolio. The performance data below shows the prior performance of Institutional Class shares of the Scudder Fund, not the performance of the Portfolio. Past performance does not guarantee future results. Consequently, the performance should not be considered an indication of future performance of the Portfolio or the Sub-Advisor. Performance can vary due to differences in fees, expenses, cash flow into and out of accounts, historical market conditions and other factors. Deutsche Bank AG and its subsidiaries also manage other portfolios that have substantially the same investment objectives and policies as the Portfolio. The performance of those portfolios is not materially different from the performance presented here.

The performance information shown has been calculated in accordance with the Securities and Exchange Commission’s standardized formula, but excludes the impact of any Contract charges. If Contract charges were reflected, performance would have been lower.

The performance information shown represents the performance of the Institutional Class of the Scudder Fund inclusive of all accounts, advisory fees and all other expenses of the Institutional Class. Additionally, the performance results reflect reinvestment of dividends and other earnings. Performance figures do not reflect expenses incurred from investing through an insurance company separate account which funds certain variable annuity and variable life insurance contracts, and tax-qualified plans, and would be reduced if such charges were reflected. The performance results for the Scudder Fund is subject to lower fees than the Portfolio. If the Portfolio’s fees were reflected, the performance would have been lower.

Annual Total Returns (percentage as of 12/31 each year) Institutional Class

For the periods included in the bar chart:

Best Quarter: 11.89%, Q2 2002	Worst Quarter: -7.89%, Q3 2002

12    |    Scudder Real Estate Securities Portfolio — Class B Shares

Financial Highlights

The Portfolio has no operating history prior to the date of this Prospectus.

Scudder Real Estate Securities Portfolio — Class B Shares    |    13

Your Investment in the Portfolio

The information in this section may affect anyone who selects this Portfolio as an investment option in a variable annuity contract, variable life insurance policy or tax-qualified plan that offers the Portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The Portfolio assumes no responsibility for such prospectus.

14    |    Scudder Real Estate Securities Portfolio — Class B Shares

Policies You Should Know About

The Portfolio does not sell its shares directly to the public. The Portfolio sells its shares only to separate accounts of various insurance companies and may also sell to certain tax-qualified plans (the “Companies”). Shares are available to the public through the purchases of certain variable annuity contracts, variable life insurance contracts, and to participants in certain tax-qualified plans issued or sponsored by the Companies. As a Contract owner, your premium payments or plan assets are allocated to the Portfolio by the Companies in accordance with your contract. Please see the Contract prospectus or plan documents that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between Funds available to any investor (a “Retail Fund”) and those that are available only through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the Portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the Portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the Portfolio and have different expense ratios than the Portfolio. As a result, the performance of the Portfolio and a Retail Fund will differ.

Technically, the shareholders of the Portfolio are the Companies that offer the Portfolio as a choice for holders of certain variable annuity contracts, variable life insurance policies or tax-qualified plans. The Companies effectively pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Portfolio.

Scudder Real Estate Securities Portfolio — Class B Shares    |    15

Calculating the Portfolio’s Share Price

The Portfolio calculates the price of its shares (also known as the “net asset value” or “NAV”) in accordance with the standard formula for valuing mutual fund shares described below. The Portfolio calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. On days when the New York Stock Exchange closes early, the Portfolio will calculate its net asset value at the time of closing.

The Portfolio values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Portfolio determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees. In such a case, the Portfolio’s value for a security is likely to be different from the last quoted market price.

Buying and Selling Shares

The Portfolio continuously sells its shares to each Company without a sales charge at the next net asset value per share determined after a proper purchase order is placed with the Company. The Company offers Contract owners units in its separate accounts or tax qualified plans which directly correspond to shares in the Portfolio. Each Company submits purchase and redemption orders to the Portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for Contract owners, as set forth in the accompanying prospectus for the Contracts. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the Company.

16    |    Scudder Real Estate Securities Portfolio — Class B Shares

Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early, the Portfolio will calculate its NAV at the time of closing.

Important information about buying and selling shares

■	After receiving a Contract owner’s order, the Company buys or sells shares at the next price calculated on any day the Portfolio is open for business.

■	Unless otherwise instructed, the Portfolio normally makes payment of the proceeds from the sale of Portfolio shares the next business day, but always within seven calendar days.

■	The Portfolio does not issue share certificates.

■	The Portfolio reserves the right to reject purchases of Portfolio shares, including exchanges, for any reason.

■	See the ‘Calculating the Portfolio’s Share Price’ section for more information.

■	The Portfolio reserves the right to withdraw or suspend the offering of shares at any time.

■	A Contract owner’s purchase order may not be accepted if the sale of shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Portfolio’s shareholders. In addition, for exchange requests, we may require a Contract owner to own shares of the Portfolio for 15 days before we process the purchase order for the other fund if we believe that the Contract owner’s exchanges coincide with a “market timing” strategy. Because purchase orders from a Company may be placed in combination with other contract owners, an entire trade may not be accepted if a pattern of market timing is detected. We may also reject or limit purchase orders, for these or other reasons. For these purposes, the Portfolio may consider, among other factors, trading history in this or any affiliated funds, the funds involved, the amount of this investment and a Contract owner’s background and the background of any other investors or dealers involved.

■	The Portfolio reserves the right to reject purchases of shares (including exchanges) or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the Portfolio from disposing of its securities or pricing its shares.

Scudder Real Estate Securities Portfolio — Class B Shares    |    17

■	Currently the Portfolio’s Board of Trustees does not foresee any disadvantages to the holders of variable annuity contracts, variable life insurance contracts or tax-qualified plan policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

■	If you are a Contract owner, you should contact your Company or the organization that provides record-keeping services for information about your account.

■	Please see the Contract prospectus that accompanies this Prospectus for the customer service telephone number.

How to buy and sell shares

Each Company has different provisions about how and when their Contract owners may buy, sell and exchange shares. The Company is responsible for communicating the Contract owner’s instructions to the Portfolio. Contract owners should contact their Company to effect transactions in the Portfolio.

Performance Information

The Portfolio’s performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Portfolio’s performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Distributions

If the Portfolio earns net investment income or recognizes net long-term or short-term capital gains, it is the Portfolio’s policy to distribute to the Companies’ Contracts substantially all of that taxable income or capital gain at least annually. The Portfolio reserves the right to include in the income distribution any short-term capital gains on securities that it sells. The Portfolio may also pay dividends

18    |    Scudder Real Estate Securities Portfolio — Class B Shares

and capital gains distributions at other times if necessary for the Portfolio to avoid federal income tax or excise tax. These distributions are automatically made in the form of additional shares of the Portfolio and not cash, unless a Company elects to have distributions made in cash. The result of automatic reinvestment of distributions is that the Portfolio’s performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

Distribution plan

The Fund has adopted a Distribution (12b-1) Plan that allows it to pay distribution and service fees for the sale and distribution of Class B shares and for services provided to shareholders. The plan permits the Portfolio to pay the Portfolio’s distributor an annual fee, not to exceed 0.25% of the average daily net assets of the Portfolio’s Class B shares. The distributor may use this fee as well as other assets of the distributor to compensate sponsoring insurance companies for shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance and other shareholder services relating to the sale of the Portfolio’s shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Taxes

Because shares of the Portfolio may be purchased only through contracts, income dividends on capital gains distributions from the Portfolio are taxable, if at all, to the participating companies and will be exempt from current taxation of the contract owner if left to accumulate within the contract. Please see the contract prospectus accompanying this prospectus for a description of the Portfolio’s federal tax impact on you as a contract owner.

Scudder Real Estate Securities Portfolio — Class B Shares     |    19

To Get More Information

Shareholder reports — These include commentary from the Portfolio’s management team about recent market conditions and the effects of the Portfolio’s strategies on its performance. They also have detailed performance figures, a list of everything the Portfolio owns and the Portfolio’s financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) — This tells you more about the Portfolio’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the Portfolio, call the customer service center at the telephone number shown in the accompanying contract prospectus. These documents and other information about the Portfolio are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the Portfolio, including the Portfolio’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 942-8090.

SEC

Public Reference Section

Washington, D.C. 20549-0102

www.sec.gov

(202) 942-8090

SEC File Number:
Scudder Real Estate Securities
Portfolio—Class B Shares
Scudder Investments VIT Funds
(Prior to May 16, 2003, known as the
Deutsche Asset Management VIT Funds)
811-07507

Printed on recycled paper.    (05/01/03) VITBRE-1

                       STATEMENT OF ADDITIONAL INFORMATION

                                                                     May 1, 2003

SCUDDER INVESTMENTS VIT FUNDS

..       Scudder Real Estate Securities Portfolio

Scudder Investments VIT Funds (the "Trust") is comprised of several funds. This
Statement of Additional Information relates to one series of the Trust, the
Scudder Real Estate Securities Portfolio (the "Portfolio").

The Trust's legal name will change from Deutsche Asset Management VIT Funds to
Scudder Investments VIT Funds on or about May 16, 2003.

The Portfolio sells shares to separate accounts of various insurance companies and may also sell to certain tax qualified plans (the "Companies"). Shares of the Portfolio are available to the public only through the purchase of certain variable annuity, variable life insurance contracts and tax qualified plans
("Contract(s)") issued by the Companies. The investment advisor of the Portfolio is Deutsche Asset Management, Inc. (the "Advisor" or "DeAM, Inc.") and the
sub-advisor is RREEF America L.L.C. (the "Sub-Advisor" or "RREEF"). The
distributor of the shares of the Portfolio is Scudder Distributors, Inc.
("SDI").

The Prospectuses for the Class A and B shares of the Scudder Real Estate
Securities Portfolio, dated May 1, 2003, provide the basic information investors should know before investing in the Portfolio. This Statement of Additional
Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectuses. You may request a copy of a
Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Customer Service Center at the telephone number shown in the Contract prospectus. This SAI is not an offer of the Portfolio, which can be made only with a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Portfolio's Prospectuses. The Portfolio has not commenced operations as of the date of this SAI.

                                        2

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

The following is a description of the Portfolio's investment objectives. There can, of course, be no assurance that the Portfolio will achieve its investment objectives.

The Portfolio's investment objectives are long-term capital appreciation and current income. The Portfolio invests primarily in real estate securities. Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts ("REITs") and real estate companies. The Portfolio's 80% investment policy is non-fundamental and may be changed by the Board of Trustees on 60 days notice to shareholders.

The following is a discussion of the various types of securities and investment strategies employed by the Portfolio. Unless otherwise indicated, the Portfolio is not obligated to pursue any of the following strategies and does not represent that these techniques are available now or will be available at any time in the future.

                       INVESTMENT POLICIES AND TECHNIQUES

In general, within the restrictions outlined here and in the Portfolio's prospectuses, the Advisor, or, as applicable, the Sub-Advisor, has broad powers to decide how to invest Portfolio assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the Sub-Advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described herein. It is the Sub-Advisor's intention that the
Portfolio generally will consist of common stocks and equity-equivalent securities. However, subject to the specific limitations applicable to the
Portfolio, the Sub-Advisor may invest the assets of the Portfolio in varying amounts using other investment techniques, such as those reflected below, when such a course is deemed appropriate in order to attempt to attain the
Portfolio's investment objectives. Senior securities that are high-grade issues, in the opinion of the Advisor, also may be purchased for defensive purposes.

Current income is part of the Portfolio's objective. As a result, a portion of the portfolio holdings of the Portfolio may consist of debt securities, but no more than 20% of net assets under normal market conditions.

So long as a sufficient number of acceptable securities are available, the
Sub-Advisor intends to keep the Portfolio fully invested. However, under exceptional conditions, the Portfolio may assume a defensive position, temporarily investing all or a substantial portion of its assets in cash or short-term securities. When the Portfolio is invested for temporary defensive purposes, it may not achieve its investment objectives.

The Sub-Advisor may use stock index futures and options as a way to expose the
Portfolio's cash assets to the market while maintaining liquidity. However, the
Sub-Advisor may not leverage the Portfolio, so there is no greater market risk to the Portfolio than if it purchases stocks.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage (such as hedging, etc.) or a financial instrument which the Portfolio may purchase (such as options, etc.) are meant to describe the spectrum of investments that the
Sub-Advisor, in its discretion, might, but is not required to, use in managing the Portfolio's portfolio assets. The Sub-Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance.

                                        3

      V

EQUITY AND EQUITY EQUIVALENTS

In addition to investing in common stocks, the Portfolio may invest in other equity securities and equity equivalents, including securities that permit the
Portfolio to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the Portfolio to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity security equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The Portfolio will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by the Standard & Poor's division of The McGraw-Hill Companies, Inc. ("S&P") or B3 by Moody's Investors
Service ("Moody's"), or, if not rated by S&P and Moody's, are of equivalent investment quality as determined by the Sub-Advisor. The Portfolio's investments in convertible debt securities and other high-yield/high-risk, nonconvertible debt securities rated below investment-grade will comprise no more than 20% of the Portfolio's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

DEBT SECURITIES

The Portfolio may invest in debt securities because the Portfolio has current income as a secondary investment objective. As a result, the Portfolio may invest in debt securities when the Sub-Advisor believes such securities represent an attractive investment for the Portfolio. It is intended that the
Portfolio may invest in debt securities for income or as a defensive strategy when the Sub-Advisor believes adverse economic or market conditions exist.

The value of the debt securities in which the Portfolio may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that comprise part of the Portfolio's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, the Portfolio may invest up to 5% of its assets in "high-yield/high-risk"
securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the Sub-Advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of the Portfolio's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the Portfolio are analyzed by the Sub-Advisor to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objectives of the Portfolio.

The Portfolio will not necessarily dispose of high-yield securities if the aggregate value of such securities exceeds 5% of the Portfolio's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the
Portfolio. Rather, the Sub-Advisor will cease purchasing any additional high-yield securities until the value of such securities is less than 5% of the
Portfolio's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the Portfolio in meeting its investment objective.

                                        4

      V

In addition, the value of the Portfolio's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of the Portfolio, impact the net asset value of the Portfolio's shares.

Notwithstanding the fact that the Portfolio will invest primarily in equity securities, under adverse market or economic conditions, the Portfolio may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities. To the extent that the Portfolio assumes a defensive position, it will not be investing for long-term capital appreciation. When the Portfolio is invested for temporary defensive purposes, it may not pursue or achieve its investment objective.

CONVERTIBLE DEBT SECURITIES

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income with generally higher yields than common stocks. Because convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, they generally offer lower yields than non-convertible securities of similar quality. Like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

REAL ESTATE INVESTMENT TRUSTS

The Portfolio intends to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts and real estate companies. A company is considered to be a real estate company if, in the opinion of the Sub-Advisor, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Portfolio are attributed to the ownership, construction, management or sale of real estate.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties.
Other REITs, called mortgage REITS, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

SHORT SALES

The Portfolio may engage in short sales, if, at the time of the short sale, the
Portfolio owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short (i.e., a short sale "against the box").

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If the Portfolio engages in a short sale, the collateral account will be maintained by State Street Bank and Trust Company, the Portfolio's custodian.
While the short sale is open, the Portfolio will maintain, in a segregated custodial account, an amount of securities convertible into, or

                                        5

exchangeable for, such equivalent securities at no additional cost. These securities would constitute the Portfolio's long position.

There will be certain additional transaction costs associated with short sales, but the Portfolio will endeavor to offset these costs with returns from the investment of the cash proceeds of short sales.

DERIVATIVE SECURITIES

To the extent permitted by its investment objective and policies, the Portfolio may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative is a financial arrangement, the value of which is based on or derived from a traditional security, asset or market index. Certain derivative securities are described more accurately as index structured securities. Index structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Portfolio from exposure to changing interest rates, securities prices, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The Portfolio may not invest in a derivative security if it would be possible for the Portfolio to lose more money than it invested, or unless the reference index or the instrument to which it relates is an eligible investment for the
Portfolio.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including:

..       The risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipates.

..       The possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange on which the derivative is traded, either of which may make it difficult or impossible to close out a position when desired.

..       The risk that the other party will fail to perform its obligations.

OTHER INVESTMENT COMPANIES

The Portfolio may invest up to 10% of its total assets in other mutual funds, including those of the Advisor or Sub-Advisor provided that the investment is consistent with the Portfolio's investment policies and restrictions. Under the
1940 Act, the Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the Portfolio's total assets with respect to any one investment company; and (c) 10% of the Portfolio's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, the
Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee than the Portfolio bears directly in connection with its own operations.

                                        6

REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the Portfolio.

A repurchase agreement occurs when, at the time the Portfolio purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Portfolio's money is invested in the security.

Because the security purchased constitutes a security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The Portfolio's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Portfolio may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Portfolio could experience a loss.

The Portfolio will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the Portfolio's Board of Trustees or its designee.

The Portfolio will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The Portfolio may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the
Portfolio assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such a security may decline prior to delivery, which could result in a loss to the Portfolio. While the
Portfolio will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy. In purchasing securities on a when-issued or forward commitment basis, the Portfolio will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities until the settlement date in an amount sufficient to meet the purchase price.
When the time comes to pay for the when-issued securities, the Portfolio will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the
Portfolio's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The Portfolio may, from time to time, purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities") or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the Portfolio's criteria for investment. The Portfolio may invest up to 15% of its net assets in such securities. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

                                        7

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities is a question of fact for the Board of Trustees of the Portfolio to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board is responsible for developing and establishing the guidelines and procedures for determining the liquidity of
Rule 144A securities. As allowed by Rule 144A, the Board has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the
Sub-Advisor. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the Portfolio may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the Sub-Advisor will consider appropriate remedies to minimize the effect on the Portfolio's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for the portfolio, or, in some cases, for temporary defensive purposes, the Portfolio may invest a portion of its assets in money market and other short-term securities. When the Portfolio is invested for temporary defensive purposes, it may not achieve or pursue its investment objectives.

Examples of short-term securities include:

..       Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

..       Commercial paper;

..       Certificates of deposit and euro dollar certificates of deposit;

..       Bankers' acceptances;

..       Short-term notes, bonds, debentures or other debt instruments; and

..       Repurchase agreements.

The Portfolio may also invest up to 5% of its total assets in any money market fund, including those advised by the Advisor or Sub-Advisor.

FUTURES AND OPTIONS

The Portfolio may enter into futures contracts, options on futures contracts and options on securities and indices. Generally, futures transactions may be used to:

..       Protect against a decline in market value of the Portfolio's securities
        (taking a short futures position);

..       Protect against the risk of an increase in market value for securities in which the Portfolio generally invests at a time when the Portfolio is not fully invested (taking a long futures position); and

..       Provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge the Portfolio's investments against price fluctuations.
Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

                                        8

Although other techniques may be used to control the Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by the Portfolio means the Portfolio becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the Portfolio becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The Sub-Advisor may engage in futures and options transactions based on securities indices that are consistent with the
Portfolio's investment objectives. An example of an index that may be used is the S&P 500(R) Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.
Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity
Futures Trading Commission (the "CFTC"), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike the situation in which the Portfolio purchases or sells an equity security, no price is paid or received by the Portfolio upon the purchase or sale of the future. Initially, the Portfolio will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the Portfolio's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Portfolio as unrealized gains or losses. At any time prior to expiration of the future, the
Portfolio may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

OPTIONS ON SECURITIES

The Portfolio may purchase and write (sell) put and call options on securities.
A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income through the premiums it receives for writing the option(s). However, in return for the premium, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio. All options written by the Portfolio are "covered."

A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call option on the same security and in the same principal

                                        9

amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by the Portfolio in cash or liquid securities.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the
Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Portfolio may continue to hold a security which might otherwise have been sold to protect against depreciation in the market price of the security.

A put option written by the Portfolio is "covered" when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken. When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the
Portfolio at the specified exercise price at any time during the option period.
If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may enter into a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received.

The Portfolio may also purchase call and put options on any securities in which they may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The
Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held by the Portfolio at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the

                                       10

exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Portfolio may enter into closing transactions in order to offset an open option position prior to exercise or expiration by selling an option it has purchased or by entering into an offsetting option. If the Portfolio cannot effect closing transactions, it may have to retain a security in its portfolio it would otherwise sell or deliver a security it would otherwise retain. The
Portfolio may also purchase and sell options traded on US exchanges and, to the extent permitted by law, options traded over-the-counter.

The Portfolio may also engage in options transactions in the over-the-counter
("OTC") market with broker-dealers who make markets in these options. The
Portfolio will engage in OTC options only with broker-dealers deemed by the
Sub-Advisor to be creditworthy. The ability to terminate OTC option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from a counter party approved for these purposes by the Sub-Advisor. The
Sub-Advisor will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions.

OPTIONS ON INDICES

The Portfolio may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.

Options on securities indices are similar to options on securities except that
(1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

As discussed in "Options on Securities," the Portfolio would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the exercise date. The Portfolio would ordinarily have a gain if the value of the index increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the index remained at or below the exercise price during the option period.

As discussed in "Options on Securities," the Portfolio would normally purchase
"protective puts" in anticipation of a decline in the market value of the relevant index. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the

                                       11

exercise date. The purchase of protective puts is generally designed to offset or hedge against a decline in the market value of the index. The Portfolio would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the securities market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security.
Accordingly, successful use by the Portfolio of options on securities indices will be subject to the Sub-Advisor's ability to predict correctly movements in the direction of the securities market generally or of a particular industry.
This requires different skills and techniques than predicting changes in the price of individual securities.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, the Portfolio obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The Portfolio can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Portfolio completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Portfolio to make margin payments unless the option is exercised.

Although it does not currently intend to do so, the Portfolio may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the Portfolio would give up some ability to participate in a price increase on the underlying security.
If the Portfolio were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the Sub-Advisor utilizes a hedge at an inappropriate time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower the Portfolio's return.

The Portfolio could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the Sub-Advisor considers it appropriate or desirable to do so. In the event of adverse price movements, the
Portfolio would be required to continue making daily cash payments to maintain its required margin. If the Portfolio had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the
Sub-Advisor would not otherwise elect to do so. In addition, the Portfolio may be required to deliver or take delivery of instruments underlying futures contracts it holds. The Sub-Advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the Portfolio to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The Portfolio could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the Portfolio had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the Portfolio loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The Portfolio also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

                                       12

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the
Portfolio generally will only purchase or write such an option if the
Sub-Advisor believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The
Portfolio will not purchase such options unless the Sub-Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations. The Portfolio's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under CFTC regulations, the Portfolio may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the Portfolio's total assets. To the extent required by law, the Portfolio will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

NON-DIVERSIFICATION

The Portfolio is classified as a non-diversified management investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940
Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified fund.

Lending of Portfolio Securities. The Portfolio has the authority to lend up to
33.3% of the total value of its securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to the Advisor, the Sub-Advisor, the Distributor or their affiliates, except as may be permitted by the 1940 Act or an order from the SEC. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable. These loans must be collateralized by cash or liquid securities at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when irrevocable letters of credit and US
Government securities are used as collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the

                                       13

borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."

The Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Portfolio must receive at least 100% collateral consisting of cash or equivalent securities of the type discussed above at least equal to the market value of the securities loaned plus accrued interest from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time;
(4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities; (5) the
Portfolio may pay only reasonable custodian fees in connection with the loan;
and (6) voting rights on the loaned securities may pass to the borrower;
provided, however, that if a material event adversely affecting the investment occurs, the Portfolio must retain the right to terminate the loan and recall and vote the securities.

During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.
Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. The Portfolio is a party to an exemptive order from the SEC which allows cash collateral to be invested in a money market fund managed by the Advisor or the Sub-Advisor (or one of its affiliates) and the Advisor (or one of its affiliates) may serve as the
Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

                             ADDITIONAL RISK FACTORS

In addition to the risks discussed above, the Fund's investments may be subject to the following risk factors:

Rating Services. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of investments the Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the security from its holdings, but the
Sub-Advisor will consider such an event in its determination of whether the
Portfolio should continue to hold the security. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                             INVESTMENT RESTRICTIONS

Except as otherwise indicated, the Portfolio's investment objectives and policies are not fundamental and may be changed without a vote of shareholders.
If there is a change in the Portfolio's investment objectives, shareholders should consider whether the Portfolio remains an appropriate investment in light of their financial position and needs. There can be no assurance that the
Portfolio's objectives will be met.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Portfolio's net assets will not be considered in determining whether it has complied with its investment restrictions.

FUNDAMENTAL POLICIES:

The following investment restrictions are fundamental policies of the Portfolio and may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio which, under the Investment Company Act of
1940, as amended (the "1940 Act") and the rules thereunder and as used in this
Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present in person or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

                                       14

(1)     Senior Securities. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

(2)     Borrowing. The Portfolio may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the Portfolio's total assets.

(3)     Lending. The Portfolio may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

(4)     Real Estate. The Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
        This policy shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

(5)     Underwriting. The Portfolio may not act as an underwriter of securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of
        1933 in the disposition of restricted securities.

(6)     Commodities. The Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the
        Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

(7)     Control. The Portfolio may not invest for purposes of exercising control over management.

Other Investment Policies. The Portfolio has voluntarily adopted certain policies and restrictions, which are observed in the conduct of the Portfolio's affairs. These nonfundamental policies represent the intentions of the Trustees based upon current circumstances. Nonfundamental policies may be changed by the
Trustees without shareholder approval.

NONFUNDAMENTAL POLICIES:

(a)     Borrowings. The Portfolio may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Portfolio.

(b)     Liquidity. The Portfolio may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(c)     Short Sales. The Portfolio may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(d)     Margin. The Portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(e)     Futures and Options. The Portfolio may enter into futures contracts, and write and buy put and call options relating to futures contracts. The
        Portfolio may not, however, enter into leveraged futures transactions if it would be possible for the Portfolio to lose more money than it invested.

                                       15

(f)     Concentration. The Portfolio may not invest 25% or more of its total assets in securities of companies principally engaged in any one industry, except that the Portfolio may invest without limitation in securities of companies engaged principally in the real estate industry.

The 1940 Act imposes additional restrictions on acquisition by the Portfolio of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and on transactions with affiliated persons as defined in the 1940 Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the Portfolio or its investment practices or policies.

For purposes of determining industry groups in connection with this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the U.S. Office of Management and Budget. The Portfolio monitors industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The Advisor believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the Portfolio to forgo investment possibilities that may otherwise be available to it under the 1940
Act.

Portfolio Name. The Portfolio plans, under normal circumstances, to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of REITs and companies engaged in the real estate industry, as the Portfolio's name suggests. The Portfolio will measure the percentage at the time an investment is made. If market fluctuations or shareholder actions cause the Portfolio's investments to fall below this percentage, the Portfolio will act to remedy the situation as promptly as possible, normally within three business days. However, the Portfolio will not be required to dispose of portfolio holdings or purchase additional investments immediately if the Sub-Advisor believes such action may expose the Portfolio to losses or unreasonable risks of loss. Also, the Portfolio may occasionally depart from this percentage, to respond to unusually large cash inflows or redemptions, or to avoid losses caused by adverse market, economic, political or other conditions.

The Portfolio will provide its shareholders with at least 60 days' prior notice of any change in the Portfolio's 80% policy described above.

                               PORTFOLIO TURNOVER

Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities in the Portfolio may be sold whenever the
Sub-Advisor believes it is appropriate to do so in light of the investment objectives of the Portfolio and without regard to the length of time a particular security may have been held. A 100% annual turnover rate would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year, or if 10% of the portfolio securities were replaced ten times in one year. High portfolio turnover ratio (100% or more) may result in higher brokerage commissions. In addition, gains realized from portfolio turnover may be taxable to shareholders.

The Portfolio's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Portfolio's holdings during the year, excluding U.S. Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Subject to the general supervision of the Board of Trustees, the Sub-Advisor makes decisions with respect to, and places orders for all purchases and sales of, securities for the Portfolio. In executing portfolio transactions, the
Sub-Advisor seeks to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Commission rates, being a component of price, are considered together with such factors. Where transactions are effected on a foreign securities exchange, the Portfolio employs brokers, generally at fixed commission rates. Commissions on transactions on U.S. securities exchanges are subject to negotiation. Where

                                       16

transactions are effected in the over-the-counter market or third-party market, the Portfolio deals with the primary market makers unless a more favorable result is obtainable elsewhere. Fixed income securities purchased or sold on behalf of the Portfolio normally will be traded in the over-the-counter market on a net basis (i.e. without a commission) through dealers acting for their own account and not as brokers or otherwise through transactions directly with the issuer of the instrument. Some fixed income securities are purchased and sold on an exchange or in over-the-counter transactions conducted on an agency basis involving a commission.

The Sub-Advisor, pursuant to the sub-advisory agreement, selects broker-dealers in accordance with guidelines established by the Trust's Board of Trustees from time to time and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended. In assessing the terms available for any transaction, the
Sub-Advisor considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.
In addition, the sub-advisory agreement authorizes the Sub-Advisor, subject to the periodic review of the Trust's Board of Trustees, to cause the Portfolio to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Sub-Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the
Sub-Advisor to the Portfolio. Such brokerage and research services may consist of pricing information, reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

Supplemental research information utilized by the Sub-Advisor is in addition to, and not in lieu of, services required to be performed by the Sub-Advisor and does not reduce the sub-advisory fee payable to the Sub-Advisor. The Trustees will periodically review the commissions paid by the Portfolio to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Portfolio. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts of the Sub-Advisor for which investment discretion is exercised. Conversely, the
Portfolio may be the primary beneficiary of the research or services received as a result of security transactions effected for such other account or investment company.

When selecting a broker-dealer to effect portfolio transactions on behalf of the
Portfolio, the Sub-Advisor may, provided that it can be done consistently with the policy of obtaining the most favorable net results, consider the activities of the broker-dealer in selling shares of any Scudder-branded (fund marketed with the Scudder name), open-end investment company. The Advisor has informed the Board of each Scudder-branded, open-end investment company of these practices and had undertaken to provide to the Boards regular reports about its selection of broker-dealers to effect portfolio transactions. The Advisor believes that these reports are important because it recognizes that it or its affiliates may derive some benefit from these practices. The Advisor and its affiliates expect that each of the funds will benefit by the direction of orders of the funds to broker-dealers in consideration of those broker-dealers' sales of the Scudder-branded, open-end funds in general.

Investment decisions for the Portfolio and for other investment accounts managed by the Sub-Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. To the extent permitted by law, the Sub-Advisor may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other investment companies or accounts in executing transactions.

Pursuant to procedures determined by the Trustees and subject to the general policies of the Portfolio and Section 17(e) of the 1940 Act, the Sub-Advisor may
place securities transactions with brokers with whom the Advisor or Sub-Advisor is affiliated ("Affiliated Brokers").

Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the amount which can be

                                       17

paid by the Portfolio to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The Board, including a majority of the Trustees who are not "interested persons," as such term is defined in the 1940 Act, of the Trust, the Advisor or the Sub-Advisor, has
adopted procedures designed to comply with the requirements of Section 17(e) of the 1940 Act and Rule 17e-1 promulgated thereunder to ensure that the broker's commission is "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time...."

A transaction will not be placed with an Affiliated Broker if the Portfolio would have to pay a commission rate less favorable than its contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which it acts as a clearing broker and any of their customers determined, by a majority of the Trustees who are not "interested persons" of the Portfolio, the Advisor or the Sub-Advisor, not to be comparable to the Portfolio. With regard to comparable customers, in isolated situations, subject to the approval of a majority of the Trustees who are not "interested persons" of the Trust, the Advisor or the Sub-Advisor, exceptions may be made. Since the Advisor and Sub-Advisor, as investment advisor and sub-advisor to the Portfolio, have the obligation to provide management, which includes elements of research and related skills, such research and related skills will not be used by them as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. The
Portfolio will not engage in principal transactions with Affiliated Brokers.
When appropriate, however, orders for the account of the Portfolio placed by
Affiliated Brokers are combined with orders of their respective clients, in order to obtain a more favorable commission rate. When the same security is purchased for two or more portfolios or customers on the same day, each portfolio or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

Affiliated Brokers furnish to the Trust at least annually a statement setting forth the total amount of all compensation retained by them or any of their associated persons in connection with effecting transactions for the account of the Portfolio, and the Board reviews and approves all such security transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith.

Affiliated Brokers do not knowingly participate in commissions paid by the
Portfolio to other brokers or dealers and do not seek or knowingly receive any reciprocal business as the result of the payment of such commissions. In the event that an Affiliated Broker learns at any time that it has knowingly received reciprocal business, it will so inform the Board.

                             PERFORMANCE INFORMATION

                        STANDARD PERFORMANCE INFORMATION

From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature or shareholder reports. Mutual fund performance is commonly measured as total return and/or yield. The Portfolio's performance is affected by its expenses. In addition, the Contracts that make shares of the
Portfolio available to the public have their own fees and expenses, which will affect the Portfolio's performance but which are not included in the calculation of performance. These performance figures are calculated in the following manner:

Yield: Yield refers to the income generated by an investment in the Portfolio over a given period of time, expressed as an annual percentage rate. Yields for the Portfolio used in advertising are computed by dividing the Portfolio's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Portfolio's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income.
Capital gains and losses generally are excluded from the calculation.

                                       18

Income calculated for the purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions of the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

Total return: Total return is the change in value of an investment in the
Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. The Portfolio's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at net asset value with all distributions reinvested) to reach the value of that investment at the end of the periods. The Portfolio may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Portfolio will vary depending upon interest rates, the current market value of the securities held by the
Portfolio and changes in the expenses of the Portfolio. In addition, during certain periods for which total return may be provided, the Advisor may have voluntarily agreed to waive portions of its fees, or reimburse certain operating expenses of the Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Portfolio's net income (and therefore its yield and total return) during the period such waivers are in effect.

Average annual total return is calculated according to the following formula:

                                P (1 + T)[POWER OF n] = ERV

Where:

        P = a hypothetical initial payment of $1,000,
        T = average annual total return, and
        n = number of years.
        erv = ending redeemable value

In calculating the above, it is assumed that the maximum sales load, if any, but not Contract charges and expenses (or other charges deducted from payments) is deducted from the initial $1,000 payment, all dividends and distributions are reinvested at the price stated in the prospectus, and all recurring fees that are charged to all shareholder accounts are included.

Performance Results: Total returns and yields are based on past results and are not an indication of future performance. Any total return quotation provided for the Portfolio should not be considered as representative of the performance of the Portfolio in the future since the net asset value of shares of the Portfolio will vary based not only on the type, quality and maturities of the securities held in the Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Portfolio to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

The Portfolio has not commenced operations as of the date of this SAI.

                                       19

                         COMPARISON OF FUND PERFORMANCE

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Portfolio with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Evaluations of the Portfolio's performance made by independent sources may also be used in advertisements concerning the Portfolio. Sources for the Portfolio's performance information could include local, national or foreign publications.

When we advertise total return information for Class A and B shares we may present actual returns for the classes as well as returns for the class with the longest performance history adjusted to reflect the appropriate maximum sales charges, if any, and expenses for these periods dating back to the inception date of the class with the longest performance history.

                         ECONOMIC AND MARKET INFORMATION

Advertising and sales literature of the Portfolio may include discussions of economic, financial and political developments and their effect on the securities markets. Such discussions may take the form of commentary on these developments by the Portfolio's portfolio managers and their views and analysis on how such developments could affect the Portfolio. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI").

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

                             VALUATION OF SECURITIES

The Portfolio is open for business each day the New York Stock Exchange (the
"Exchange") is open (a "Valuation Day"). The Portfolio's net asset value ("NAV")
per share is calculated at the close of regular trading on the Exchange, which is currently 4:00 p.m., Eastern time or, in the event that the Exchange closes early, at the time of such early closing (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin
Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Portfolio attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Portfolio because of higher expenses borne by these classes.

An exchange-traded equity security, or an equity security which is traded on the
Nasdaq Stock Market, Inc. ("Nasdaq") system or another OTC market, is valued at its most recent sale price on the relevant exchange or on Nasdaq or such other
OTC market as of the Value Time. Lacking any such sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange or on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the
Calculated Mean, the security is valued at the most recent bid quotation on such exchange or on Nasdaq or such other OTC market as of the Value Time. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

                                       20

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities and other financial instruments traded in the OTC market is valued at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts (and options thereon) are valued at the most recent settlement price, if available, on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement times are prior to the close of trading on the New York Stock
Exchange. For stock index futures contracts which trade on the Chicago
Mercantile Exchange, closing settlement prices are normally available at approximately 4:20 p.m. Eastern time. If no settlement price is available, the last traded price on such exchange will be used.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board-approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Portfolio's Pricing Committee (or, in some cases, the Board's Valuation
Committee), represents fair market value. The value of other portfolio holdings owned by the Portfolio is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Portfolio's Board and overseen primarily by the Portfolio's Pricing Committee.

                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to
Contract owners units in its separate accounts which directly correspond to shares in the Portfolio. Each Company submits purchase and redemption orders to the Portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contract owners. Contract owners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with the Portfolio's prospectuses. The Portfolio and SDI reserve the right to reject any purchase order for shares of the Portfolio.

Each investor in the Portfolio may add to or reduce its investment in the
Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the
Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to

                                       21

the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

Payment for redeemed shares will ordinarily be made within seven (7) business days after the Portfolio receives a redemption order from the relevant Company.
The redemption price will be the net asset value per share next determined after the Company receives the Contract owner's request in proper form.

The Portfolio may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Portfolio to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The prospectus for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

                        REDEMPTIONS AND PURCHASES IN KIND

The Trust, on behalf of the Portfolio, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Portfolio's net asset value (a redemption in kind). If payment is made to the Portfolio shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the
Portfolio, has elected however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares with respect to any one investor during any 90-day period solely in cash up to the lesser of
$250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

The Portfolio may, at its own option, accept securities in payment for shares.
The securities delivered in payment for shares are valued by the method described under "Valuation of Securities" as of the day the Portfolio receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the
Advisor and Sub-Advisor, appropriate investments for the Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objectives and policies of the Portfolio; (ii) be acquired by the Portfolio for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value that is readily ascertainable as evidenced by a listing on a stock exchange, or OTC market or by readily available market quotations from a dealer in such securities. When securities are used as payment for shares or as a redemption in kind from the Portfolio, the transaction fee will not be assessed. However, the shareholder will be charged the costs associated with receiving or delivering the securities. These costs include security movement costs and taxes and registration costs. The Portfolio reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                             MANAGEMENT OF THE TRUST

The Trust is governed by a Board of Trustees which is responsible for protecting the interests of investors.

The Board of Trustees is comprised of persons experienced in financial matters who meet throughout the year to oversee the activities of the Portfolio. In addition, the Trustees review contractual arrangements with companies that provide services to the Portfolio and review the Portfolio's performance.

The following table provides information concerning each Trustee and officer of the Trust as of May 1, 2003. The

                                       22

first section of the table lists information for each Trustee and officer of the
Trust, their birth dates, their principal occupations during the past five years, and addresses (as set forth below). Their titles may have varied during that period. Each Trustee shall serve as Trustee until his or her resignation or termination as provided in the Trust's Declaration of Trust. Unless otherwise indicated, the address of each Trustee and officer with respect to the Portfolio is One South Street, Baltimore, MD 21202.

TRUSTEES AND OFFICERS

NON-INTERESTED TRUSTEES

NAME, DATE OF BIRTH,                                                                NUMBER OF
POSITION WITH THE TRUST                                                             FUNDS IN THE
AND LENGTH OF TIME            BUSINESS EXPERIENCE AND DIRECTORSHIPS                 FUND COMPLEX
SERVED/1/,/2/                 DURING THE PAST 5 YEARS                               OVERSEEN
------------------------------------------------------------------------------------------------
Richard R. Burt               Chairman, Diligence LLC (international                     69
2/3/47                        information-collection and risk-management firm)
Trustee since 2002            (September 2000 to present); Chairman, IEP
                              Advisors, Inc. (July 1998 to present); Chairman of
                              the Board, Weirton Steel Corporation/3/ (April
                              1996 to present); Member of the Board, Hollinger
                              International, Inc./3/ (publishing) (1995 to
                              present), HCL Technologies Limited (information
                              technology) (April 1999 to present), UBS Mutual
                              Funds (formerly known as Brinson and Mitchell
                              Hutchins families of funds) (registered investment
                              companies) (September 1995 to present); and
                              Member, Textron Inc./3/ International Advisory
                              Council (July 1996 to present). Formerly, Partner,
                              McKinsey & Company (consulting) (1991-1994) and US
                              Chief Negotiator in Strategic Arms Reduction Talks
                              (START) with former Soviet Union and US Ambassador
                              to the Federal Republic of Germany (1985-1991);
                              Member of the Board, Homestake Mining/3/ (mining and
                              exploration) (1998-February 2001), Archer Daniels
                              Midland Company/3/ (agribusiness operations)
                              (October 1996-June 2001) and Anchor Gaming (gaming
                              software and equipment) (March 1999-December
                              2001).
------------------------------------------------------------------------------------------------
S. Leland Dill                Trustee, Phoenix Zweig Series Trust (since                 67
3/28/30                       September 1989), Phoenix Euclid Market Neutral
Trustee since 2002            Funds (since May 1998) (registered investment
                              companies); Retired (since 1986). Formerly,
                              Partner, KPMG Peat Marwick (June 1956-June 1986);
                              Director, Vintners International Company Inc.
                              (wine vintner) (June 1989-May 1992), Coutts (USA)
                              International (January 1992-March 2000), Coutts
                              Trust Holdings Ltd., Coutts Group (private bank)
                              (March 1991-March 1999); General Partner, Pemco
                              (investment company) (June 1979-June 1986).
------------------------------------------------------------------------------------------------
Martin J. Gruber              Nomura Professor of Finance, Leonard N. Stern              68
7/15/37                       School of Business, New York University (since
Trustee since 2002            September 1964); Trustee, CREF (pension fund)
                              (since January 2000); Director, S.G. Cowen Mutual
                              Funds (January 1985-January 2001), Japan Equity
                              Fund, Inc. (since January 1992), Thai Capital
                              Fund, Inc. (since January 2000) and Singapore
                              Fund, Inc. (since 2000) (registered investment
                              companies). Formerly, Trustee, TIAA (pension fund)
                              (January 1996-January 2000).
------------------------------------------------------------------------------------------------

                                       23

NAME, DATE OF BIRTH,                                                                NUMBER OF
POSITION WITH THE TRUST                                                             FUNDS IN THE
AND LENGTH OF TIME            BUSINESS EXPERIENCE AND DIRECTORSHIPS                 FUND COMPLEX
SERVED/1/,/2/                 DURING THE PAST 5 YEARS                               OVERSEEN
------------------------------------------------------------------------------------------------
Joseph R. Hardiman            Private Equity Investor (January 1997 to present);         67
5/27/37                       Director, Soundview Technology Group Inc.
Trustee since 2002            (investment banking) (July 1998 to present),
                              Corvis Corporation/3/ (optical networking
                              equipment) (July 2000 to present), Brown
                              Investment Advisory & Trust Company (investment
                              advisor) (February 2001 to present), The Nevis
                              Fund (registered investment company) (July 1999 to
                              present), and ISI Family of Funds (registered
                              investment companies) (March 1998 to present).
                              Formerly, Director, Circon Corp./3/ (medical
                              instruments) (November 1998-January 1999);
                              President and Chief Executive Officer, The
                              National Association of Securities Dealers, Inc.
                              and The NASDAQ Stock Market, Inc. (1987-1997);
                              Chief Operating Officer of Alex. Brown & Sons
                              Incorporated (now Deutsche Bank Securities Inc.)
                              (1985-1987); General Partner, Alex. Brown & Sons
                              Incorporated (now Deutsche Bank Securities Inc.)
                              (1976-1985).
------------------------------------------------------------------------------------------------
Richard J. Herring            Jacob Safra Professor of International Banking and         67
2/18/46                       Professor, Finance Department, The Wharton School,
Trustee since 2002            University of Pennsylvania (since July 1972);
                              Director, Lauder Institute of International
                              Management Studies (since July 2000); Co-Director,
                              Wharton Financial Institutions Center (since July
                              2000) and Vice Dean and Director, Wharton
                              Undergraduate Division (July 1995-June 2000).
------------------------------------------------------------------------------------------------
Graham E. Jones               Senior Vice President, BGK Realty, Inc.                    67
1/31/33                       (commercial real estate) (since 1995); Trustee, 8
Trustee since 2002            open-end mutual funds managed by Weiss, Peck &
                              Greer (since 1985) and Trustee of 18 open-end
                              mutual funds managed by Sun Capital Advisers, Inc.
                              (since 1998).
------------------------------------------------------------------------------------------------
Rebecca W. Rimel              President and Chief Executive Officer, The Pew             67
4/10/51                       Charitable Trusts (charitable foundation) (1994 to
Trustee since 2002            present); Executive Vice President, Glenmede Trust
                              Company (investment trust and wealth management)
                              (1983 to present). Formerly, Executive Director,
                              The Pew Charitable Trusts (1988-1994); Director,
                              ISI Family of Funds (registered investment
                              companies) (1997-1999) and Director, The Glenmede
                              Trust Company (investment trust and wealth
                              management) (1994-2002).
------------------------------------------------------------------------------------------------
Philip Saunders, Jr.          Principal, Philip Saunders Associates (economic            67
10/11/35                      and financial consulting) (since November 1988).
Trustee since 2002            Formerly, Director, Financial Industry Consulting,
                              Wolf & Company (consulting) (1987-1988);
                              President, John Hancock Home Mortgage Corporation
                              (1984-1986); Senior Vice President of Treasury and
                              Financial Services, John Hancock Mutual Life
                              Insurance Company, Inc. (1982-1986).
------------------------------------------------------------------------------------------------
William N. Searcy             Pension & Savings Trust Officer, Sprint                    67
9/03/46                       Corporation/3/ (telecommunications) (since
Trustee since 2002            November 1989); Trustee of 22 open-end mutual
                              funds managed by Sun Capital Advisers, Inc. (since
                              October 1998).
------------------------------------------------------------------------------------------------

                                       24

NAME, DATE OF BIRTH,                                                                NUMBER OF
POSITION WITH THE TRUST                                                             FUNDS IN THE
AND LENGTH OF TIME            BUSINESS EXPERIENCE AND DIRECTORSHIPS                 FUND COMPLEX
SERVED/1/,/2/                 DURING THE PAST 5 YEARS                               OVERSEEN
------------------------------------------------------------------------------------------------
Robert H. Wadsworth           President, Robert H. Wadsworth Associates, Inc.            70
1/29/40                       (consulting firm) (May 1982 to present). Formerly,
Trustee since 2002            President and Trustee, Trust for Investment
                              Managers (registered investment company) (April
                              1999-June 2002); President, Investment Company
                              Administration, L.L.C. (January 1992*-July 2001);
                              President, Treasurer and Director, First Fund
                              Distributors, Inc. (June 1990-January 2002); Vice
                              President, Professionally Managed Portfolios (May
                              1991-January 2002) and Advisors Series Trust
                              (October 1996-January 2002) (registered investment
                              companies); President, Guinness Flight Investment
                              Funds, Inc. (registered investment company) (June
                              1994-November 1998).
                              * Inception date of the corporation which was the
                              predecessor to the L.L.C.
------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES

NAME, DATE OF BIRTH,                                                                NUMBER OF
POSITION WITH THE TRUST                                                             FUNDS IN THE
AND LENGTH OF TIME            BUSINESS EXPERIENCE AND DIRECTORSHIPS                 FUND COMPLEX
SERVED/1/,/2/                 DURING THE PAST 5 YEARS                               OVERSEEN
------------------------------------------------------------------------------------------------
Richard T. Hale/4/            Managing Director, Deutsche Bank Securities Inc.          201
7/17/45                       (formerly Deutsche Banc Alex. Brown Inc.) and
Chairman and Trustee          Deutsche Asset Management (1999 to present);
since 2002                    Director and President, Investment Company Capital
                              Corp. (registered investment advisor) (1996 to
                              present); Director, Deutsche Global Funds, Ltd.
                              (2000 to present), CABEI Fund (2000 to present),
                              North American Income Fund (2000 to present)
                              (registered investment companies); Director,
                              Scudder Global Opportunities Fund (since 2003);
                              Director/Officer, Deutsche/Scudder Mutual Funds
                              (various dates); President, Montgomery Street
                              Securities, Inc. (2002 to present) (registered
                              investment companies); Vice President, Deutsche
                              Asset Management, Inc. (2000 to present);
                              formerly, Director, ISI Family of Funds
                              (registered investment company; 4 funds overseen)
                              (1992-1999).
------------------------------------------------------------------------------------------------

OFFICERS

NAME, DATE OF BIRTH,
POSITION WITH THE TRUST
AND LENGTH OF TIME            BUSINESS EXPERIENCE AND DIRECTORSHIPS
SERVED/1/,/2/                 DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
Richard T. Hale               See information presented under Interested
7/17/45                       Trustees.
President since 2003
--------------------------------------------------------------------------------

                                       25

NAME, DATE OF BIRTH,
POSITION WITH THE TRUST
AND LENGTH OF TIME            BUSINESS EXPERIENCE AND DIRECTORSHIPS
SERVED/1/,/2/                 DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
Kenneth Murphy/5/             Vice President, Deutsche Asset Management
10/13/63                      (September 2000-present). Formerly, Director, John
Vice President and            Hancock Signature Services (1992-2000); Senior
Anti-Money Laundering         Manager, Prudential Mutual Fund Services
Compliance Officer since      (1987-1992).
2002
--------------------------------------------------------------------------------
Charles A. Rizzo/5/           Director, Deutsche Asset Management (April 2000 to
8/5/57                        present). Formerly, Vice President and Department
Treasurer since 2002          Head, BT Alex. Brown Incorporated (now Deutsche
                              Bank Securities Inc.) (1998-1999); Senior Manager,
                              Coopers & Lybrand L.L.P. (now
                              PricewaterhouseCoopers LLP) (1993-1998).
--------------------------------------------------------------------------------
Daniel O. Hirsch              Managing Director, Deutsche Asset Management
3/27/54                       (2002-present) and Director, Deutsche Global Funds
Secretary since 1999          Ltd. (2002-present). Formerly, Director, Deutsche
                              Asset Management (1999-2002), Principal, BT Alex.
                              Brown Incorporated (now Deutsche Bank Securities
                              Inc.) (1998-1999); Assistant General Counsel,
                              United States Securities and Exchange Commission
                              (1993-1998).
--------------------------------------------------------------------------------

/1/  Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
/2/  Length of time served represents the date that each Trustee or Officer first began serving in that position with Deutsche Asset Management VIT
     Funds of which this Portfolio is a series.
/3/  A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
/4/  Mr. Hale is a Trustee who is an "interested person" within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche
     Asset Management, Inc. and a Managing Director of Deutsche Asset
     Management, the US asset management unit of Deutsche Bank and its affiliates.
/5/  Address: Two International Place, Boston, Massachusetts.

Messrs. Hale, Hirsch, Murphy and Rizzo also hold similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the Advisor.

                                   COMMITTEES

The Board of Trustees of the Trust met five times during the calendar year ended
December 31, 2002 and each Trustee attended at least 75% of the meetings of the
Board and meetings of the committees of the Board of Trustees on which such
Trustee served.

Board Committee. The current Board of Trustees was elected on July 30, 2002. The
Trust's Board currently has the following committees:

Audit and Compliance Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Trust, confers with the independent auditors regarding the Portfolio's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the
Audit Committee are S. Leland Dill (Chairman) and the remaining Non-Interested
Trustees. The Audit Committee met five times during the most recent calendar year.

Valuation Committee: The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of securities held by the Portfolio in accordance with the Trust's Valuation Procedures. Messrs. Hale, Saunders and
Wadsworth are members of the Valuation Committee with Messrs. Burt, Dill,
Gruber, Hardiman,

                                       26

Herring, Jones, Searcy and Ms. Rimel as alternates. Two Trustees are required to constitute a quorum for meetings of the Valuation Committee. The Valuation
Committee of the Board met four times during the most recent calendar year.

Additional Committees: On February 25, 2003, the Board of Trustees organized a
Nominating and Governance Committee as well as Fixed Income, Equity and
Operations Committees. The members of the Fixed Income Committee are Messrs.
Jones and Searcy and Ms. Rimel. The members of the Equity Committee are Messrs.
Burt, Gruber, Hardiman and Herring. The members of the Operations Committee are
Messrs. Dill, Saunders and Wadsworth. The Fixed Income, Equity and Operations
Committees periodically review the investment performance and operations of the
Portfolio. The members of the Nominating and Governance Committee are all of the
Trust's Non-Interested Trustees.

                          SECURITY AND OTHER INTERESTS

The table below sets forth the dollar range of equity securities beneficially owned by each Trustee in each portfolio of the Trust and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2002.

                                                          AGGREGATE DOLLAR RANGE OF
                                 DOLLAR RANGE OF         OWNERSHIP AS OF DECEMBER 31,
                              BENEFICIAL OWNERSHIP      2002 IN ALL FUNDS OVERSEEN BY
       NAME OF TRUSTEE           IN THE FUND (1)         TRUSTEE IN THE FUND COMPLEX
-------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
Richard R. Burt                       None                      Over $100,000
S. Leland Dill                        None                      Over $100,000
Martin J. Gruber                      None                    $10,001-$ 50,000
Joseph R. Hardiman                    None                      Over $100,000
Richard J. Herring                    None                    $50,001-$100,000
Graham E. Jones                       None                      Over $100,000
Rebecca W. Rimel                      None                      Over $100,000
Philip Saunders, Jr.                  None                      Over $100,000
William N. Searcy                     None                       $1-$ 10,000
Robert H. Wadsworth                   None                      Over $100,000

INTERESTED TRUSTEES
Richard T. Hale                       None                      Over $100,000

(1) Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the "1934 Act") include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None,
$1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000.

As of December 31, 2002, none of the non-interested Trustees or their immediate family members owned, beneficially or of record, any securities in the Advisor or principal underwriter of the Trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Advisor or principal underwriter of the Trust.

   BOARD CONSIDERATION OF THE INVESTMENT MANAGEMENT AND SUB-ADVISORY CONTRACTS

In approving the Investment Management Agreement between the Trust and the
Advisor with respect to the Portfolio, the Board of Trustees, including the
Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services to be provided and any additional benefits to be received

                                       27

by the Advisor or its affiliates in connection with providing services to the
Portfolio, compared the fees charged to the Portfolio to those paid by similar funds or clients for comparable services, and analyzed the expenses expected to be incurred by the Advisor with respect to the Portfolio. Specifically, the
Board noted benefits potentially accruing to the Advisor and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the Advisor, as well as the Advisor's research arrangements with brokers who execute transactions on behalf of the Portfolio.

In approving the Sub-Advisory Agreement between the Advisor and the Sub-Advisor with respect to the Portfolio, the Board of Trustees, including the Independent
Trustees, considered the reasonableness of the sub-advisory fee in light of the extent and quality of the sub-advisory services to be provided and any additional benefits to be received by the Sub-Advisor or its affiliates in connection with providing services to the Portfolio, compared the sub-advisory fees to be paid by the Advisor with respect to the Portfolio to those paid by similar funds or clients for comparable services, and analyzed the expenses expected to be incurred by the Sub-Advisor with respect to the Portfolio. After requesting and reviewing such information as they deem necessary, the Board concluded that the Investment Management Agreement and the Sub-Advisory
Agreement were in the best interests of the Portfolio and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining to approve the Investment Management and Sub-Advisory
Agreements. The Independent Trustees were advised by separate independent legal counsel throughout the process.

The Investment Management Agreement is dated April 30, 2003, and has an initial term of two years and continues in effect thereafter from year to year if such continuance is specifically approved at least annually by the Trust's Board of
Trustees or by a majority of the outstanding voting securities of the Portfolio and in either event, by a majority of the Independent Trustees of the Trust's
Board who have no direct or indirect financial interest in such agreements with such Independent Trustees casting votes in person at a meeting called for such purpose. The Agreement may be terminated by the Trust or the Advisor with 60 days' written notice. The Agreement will terminate automatically in the event of an assignment.

The Sub-Advisory Agreement is dated May 1, 2003, and has an initial term of two years and continues in effect thereafter from year to year if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio and in either event, by a majority of the Independent Trustees of the Trust's Board who
have no direct or indirect financial interest in such agreements with such
Independent Trustees casting votes in person at a meeting called for such purpose. The Agreement may be terminated by the Trust or the Sub-Advisor with 60 days' written notice. The Agreement will terminate automatically in the event of an assignment.

                                  COMPENSATION

Remuneration. Officers of the Trust receive no direct remuneration from the
Portfolio. As compensation for his or her services, each Trustee who is not an
"interested person" of the Trust (as defined in the Investment Company Act) (an
"Independent Trustee") receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chair of the Fund Complex's Audit Committee and Executive
Committee receives an annual fee for his or her services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Portfolio, although they are compensated as employees of the Advisor, or its affiliates. The following table shows compensation received by each Trustee from each Trust and Portfolio and aggregate compensation from the Fund Complex during the calendar year 2002.

                                       28

                                 AGGREGATE
        NAME OF PERSON,         COMPENSATION           TOTAL COMPENSATION FROM
           POSITION             FROM TRUST/3/               FUND COMPLEX/2/
NON-INTERESTED
TRUSTEES
Richard R. Burt                 $         905                $     124,500
Robert R. Coby/1/               $      11,250                $      11,250
S. Leland Dill                  $         942                $     102,250
Desmond G. Fitzgerald/1/        $      11,250                $      11,250
Martin J. Gruber                $         905                $     109,000
Joseph R. Hardiman              $         905                $      96,000
Richard J. Herring              $         905                $      99,750
Graham E. Jones                 $         905                $      80,500
James S. Pasman, Jr./1/         $      11,250                $      11,250
Rebecca W. Rimel/4/             $         905                $      96,000
Philip Saunders, Jr./4/         $         905                $      99,750
William N. Searcy               $         905                $      83,500
Edward C. Schmults/1/           $      11,250                $      11,250
William E. Small/1/             $      11,250                $      11,250
Robert H. Wadsworth             $         905                $     126,000
Werner Walbrol/1/               $      10,000                $      10,000

INTERESTED TRUSTEE
Richard T. Hale                 $           0                $           0

/1/  No longer serves as a Trustee as of July 30, 2002.
/2/  During calendar year 2002, the total number of funds overseen by the trustees in the Fund Complex was 198. During calendar year 2002, the total number of funds overseen by each Trustee was 84 except for Messrs. Coby,
     Fitzgerald, Pasman, Schmults and Walbrol (3 funds each), Burt (86 funds),
     Gruber (85 funds), Hale (198 funds), Hardiman (82 funds) and Wadsworth (87 funds).
/3/  These amounts represent the compensation received from the Equity 500
     Index, EAFE(R) Equity Index and Small Cap Index Funds, all active series of the Trust. The Portfolio has not commenced operations at the time of this
     SAI and has not paid compensation to the Board.
/4/  Of the amounts payable to Ms. Rimel and Mr. Saunders from Equity 500 Index,
     $553 and $181, respectively, was deferred pursuant to a deferred compensation plan.

             CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF THE TRUST

The Portfolio has not commenced operations at the time of this SAI and has no shareholders of record.

                                 CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule
17j-1 under the 1940 Act. The Trust's Code of Ethics permits access persons of the Portfolio to invest in securities for their own accounts, but requires compliance with the Code's preclearance requirements, subject to certain exceptions. In addition, the Trust's Code provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the
Portfolio in the same security. The Trust's Code prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The Portfolio's Advisor and SDI have each adopted a Code of Ethics pursuant to
Rule 17j-1 under the 1940 Act ("Consolidated Code"). The Consolidated Code
permits access persons to trade in securities that may be purchased or held by the Portfolio for their own accounts, subject to compliance with the
Consolidated Code's preclearance requirements. In addition, the Consolidated
Code also provides for trading "blackout periods" that prohibit trading

                                       29

by personnel within periods of trading by the Portfolio in the same security.
The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The Portfolio's Sub-Advisor has also adopted a Code of Ethics in compliance with
Rule 17j-1. Among other provisions, the Sub-Advisor's Code of Ethics prohibits portfolio managers and other investment personnel from buying or selling any real estate securities or any securities sold in private placements in which the person has, or by reason of the transaction acquires, any direct or indirect beneficial ownership, without the prior approval of the Portfolio's compliance officer.

                       INVESTMENT ADVISOR AND SUB-ADVISOR

Under the supervision of the Board of Trustees, DeAM, Inc., with offices at 345
Park Avenue, New York, NY 10154, acts as the Portfolio's investment advisor. The
Advisor is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche
Bank"), an international commercial and investment banking group. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such persons issue, deal, trade and invest in securities for their own accounts and are among the leading market participants with respect to various types of such securities. The Advisor has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, the Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of the Advisor, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Advisor, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by the Advisor or any such affiliate.

The Advisor, subject to the supervision and direction of the Board of Trustees of the Trust, manages the Portfolio in accordance with the Portfolio's investment objectives and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the
Portfolio. The Advisor may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment advisor. All orders for investment transactions on behalf of the Portfolio are placed by the
Advisor with brokers, dealers and other financial intermediaries that it selects, including those affiliated with the Advisor. An Advisor affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if the Advisor believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which the Advisor or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of the Advisor or its affiliates.

The Investment Management Agreement provides for the Advisor to receive an annual fee, accrued daily and paid monthly, from the Portfolio of 0.90% of the first $250 million of the Portfolio's average daily net assets, 0.875% of the next $250 million of such assets, 0.85% of the next $500 million of such assets,
0.825% of the next $1.5 billion of such assets, and 0.80% of such assets exceeding $2.5 billion. The Advisor has voluntarily undertaken to waive its fees and to reimburse the Portfolio for certain expenses so that expenses for the
Portfolio's Class A and B Shares will not exceed 1.10% and 1.50%, respectively.
The Advisor may recoup any of its waived investment advisory fees within the following three years if the Portfolio is able to make the repayment without exceeding its current expense limits. Such waivers by the Advisor are contractual.

For the Portfolio, DeAM, Inc. has delegated all its advisory responsibilities to
RREEF, the Sub-Advisor, provided that DeAM, Inc. continues to supervise the performance of RREEF and report thereon to the Portfolio's Board of

                                       30

Trustees. The Sub-Advisor is responsible for managing the investment operations of the Portfolio and the composition of the Portfolio's holdings of securities and other investments. As compensation for its services, under the Sub-Advisory
Agreement, RREEF is entitled to an annual rate, paid monthly, of 0.45% of the first $100 million of the Portfolio's average daily net assets, 0.40% of the next $100 million of such assets, and 0.35% of such assets exceeding $200 million. RREEF is paid by DeAM, Inc. and not the Portfolio. RREEF, with offices located at 875 North Michigan Avenue, Suite 4100, Chicago, IL 60611, is an
indirect wholly owned subsidiary of Deutsche Bank.

The Portfolio has not commenced operations as of the date of this SAI and thus has not incurred any advisory or sub-advisory fees.

                                  ADMINISTRATOR

Investment Company Capital Corporation ("ICCC"), One South Street, Baltimore, MD
21202, serves as the Administrator to the Portfolio. Under the administration agreement, the administrator is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio
reasonably deem necessary for the proper administration of the Trust or
Portfolio. The Administrator will generally assist in all aspects of the
Portfolio's operations; supply and maintain office facilities (which may be in
ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the
1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies;
prepare reports to shareholders or investors; prepare and file tax returns;
supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. ICCC has entered into a sub-accounting agreement with Scudder Fund Accounting Corp. ("SFAC"), a wholly owned subsidiary of Deutsche Bank. Under the agreement, SFAC performs accounting services and other related services to the Portfolio.

Pursuant to a sub-accounting agreement between SFAC and State Street Bank and
Trust Company, SFAC has delegated certain accounting functions to State Street
Corp. The costs and expenses of such delegation are borne by ICCC, not by the
Portfolio.

As compensation for ICCC's services under the Administration Agreement, ICCC is entitled to receive from the Portfolio a monthly administration fee.

                                   DISTRIBUTOR

SDI serves as the distributor for the Portfolio's shares to separate accounts of the Companies, for which it receives no separate fee from the Portfolio. The principal address of SDI is 222 South Riverside Plaza, Chicago, IL 60606.

Distribution Plan. The Trust has adopted a distribution plan with SDI for the
Portfolio (the "Plan"). The Plan permits the Portfolio to pay the Distributor for remittance directly or indirectly to a participating dealer, shareholder servicing agent, life insurance company or other applicable party a fee in an amount not to exceed 0.25% of the average daily net assets of the Portfolio's
Class B shares under a Fund Participation Agreement, Service Agreement,
Sub-Distribution Agreement, or other similar agreement which provides for investment in Class B shares.

Pursuant to the Plan, SDI is authorized to pay for anything reasonably designed to enhance sales or retention of shareholders and for the provision of services to shareholders of the Trust, including but not limited to: purchasing advertising for the shares, payment for promotional or sales literature and payments to sales personnel affiliated with it for their efforts in connection with sales of shares.

SDI provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan.

                                       31

The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time, without penalty, by a vote of a majority of the non-interested
Trustees or by vote of a majority of the outstanding Class B shares of the
Portfolio. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Class B shares of the Portfolio without the approval of a majority of the outstanding voting securities of the Class B shares of the Portfolio. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried-forward distribution expenses.

The Plan was adopted because of its anticipated benefit to the Portfolio. These anticipated benefits include increased promotion and distribution of the
Portfolio's shares, an enhancement in the Portfolio's ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolio.

                          CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company ("SSBT"), One Heritage Drive, JPB/2N, North
Quincy, MA 02171, serves as Custodian for the Trust. As Custodian, SSBT holds the Portfolio's assets. For such services, ICCC compensates SSBT out of its administration fees.

Scudder Investments Service Company ("SISC"), with headquarters at 222 South
Riverside Plaza, Chicago, IL 60606, serves as the transfer agent of the
Portfolio. Under its transfer agency agreement with the Portfolio, SISC maintains the shareholder account records for the Portfolio, handles certain communications between shareholders and the Portfolio and causes to be distributed any dividends and distributions payable by the Portfolio. SISC is an indirect, wholly owned subsidiary of Deutsche Bank.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc.
("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Portfolio.

SSBT and SISC may be reimbursed by the Portfolio for out-of-pocket expenses.

Technically, the shareholders of the Portfolio are the Companies that offer the
Portfolio as an investment option for certain variable annuity contracts and variable life insurance policies, and tax-qualified plans. Effectively, ownership of Portfolio shares is passed through to Contract holders. The holders of the shares of the Portfolio on the records of the Trust are the Companies and no information concerning the Portfolio holdings of specific Contract holders is maintained by the Trust. The Companies place orders for the purchase and redemption of Portfolio shares with the Trust reflecting the investment premiums paid, surrender and transfer requests and other matters on a net basis; they maintain all records of the transactions and holdings of Portfolio shares and distributions thereon for individual Contract holders; and they prepare and mail to Contract holders confirmations and periodic account statements reflecting such transactions and holdings.

The Portfolio may compensate certain Companies for record keeping and other administrative services performed with regard to holdings of Class B shares as an expense of the Class B shares. These fees are included within the "Other
Expenses" category in the fee table for the Portfolio in the Class B shares prospectus (see 'How Much Investors Pay'). In addition, the Advisor may, from time to time, pay from its own resources certain Companies for record keeping and other administrative services related to Class A and B shares of the
Portfolio held by such Companies on behalf of their Contract holders.

                                    EXPENSES

In addition to the fees of the Advisor, the Portfolio is responsible for the payment of all other expenses incurred in its operation, which include, among other things, expenses for legal and independent auditor's services, charges of the Portfolio's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's non-interested Trustees and officers, accounting costs for reports sent to Contract owners, the Portfolio's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust interest, brokerage and other

                                       32

trading costs, taxes, all expenses of computing the Portfolio's net asset value per share, expenses involved in registering and maintaining the registration of the Portfolio's shares with the SEC and qualifying the Portfolio for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. Other expenses such as Contract owner servicing, distribution of reports to Contract owners and prospectus printing and postage will be borne by the relevant Company.

                        COUNSEL AND INDEPENDENT AUDITORS

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099,
serves as counsel to the Trust and the Portfolio. Ernst & Young LLP, 2001 Market
Street, Philadelphia, Pennsylvania 19103 acts as independent auditors of the
Trust and the Portfolio.

                            ORGANIZATION OF THE TRUST

The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. Effective April 30, 2000, the Trust's name was changed from BT
Insurance Funds Trust to Deutsche Asset Management VIT Funds and effective on or about May 16, 2003, the Trust's name will be changed to Scudder Investments VIT
Funds. The Portfolio is a separate series of the Trust. The Trust offers shares of beneficial interest of the Portfolio and the Trust's other series, par value
$0.001 per share. The shares of the other series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The
Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval. The EAFE(R) Equity Index Fund, Equity 500 Index
Fund, the Small Cap Index Fund, the Nasdaq-100 Index Fund and the Portfolio
offer two classes of shares: Class A and Class B shares.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligation.

Through their separate accounts, the Companies are the Portfolio's sole stockholders of record. Therefore under the 1940 Act, Companies owning 25% or more of the outstanding securities of the Portfolio are deemed to be in control of the Portfolio. Nevertheless, when a shareholders' meeting occurs, each
Company solicits and accepts voting instructions from its Contract owners who have allocated or transferred monies for an investment in the Portfolio as of the record date of the meeting. Each Company then votes the Portfolio's shares that are attributable to its Contract owners' interests in the Portfolio in proportion to the voting instructions received. Each Company will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Portfolio is entitled to one vote, and fractional shares are entitled to fractional votes. The Portfolio's shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the
Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

                                       33

The Portfolio is only available to owners of variable annuity or variable life insurance policies issued by the Companies through their respective separate accounts and may also be sold to certain tax qualified plans. The Portfolio does not currently foresee any disadvantages to Contract owners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contract owners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investment in the Portfolio. This could possibly force the Portfolio to sell securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contract owners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

                                    TAXATION

                            TAXATION OF THE PORTFOLIO

The following is a summary of certain material United States federal income tax considerations regarding the Portfolio and its operations. Other federal, state, local or foreign tax law provisions may also affect the Portfolio and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Portfolio should consult a qualified tax adviser. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Portfolio intends to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, United
States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the
Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the Portfolio will not be subject to United
States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least (i) 90% of the sum of its investment company taxable income (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and (ii) 90% of its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements. However, any taxable income or gain the Portfolio does not distribute will be subject to tax at regular corporate rates.

The Code imposes a 4% nondeductible excise tax on the Portfolio to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gain retained by the Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

                                       34

If, in any taxable year, the Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends
(eligible for the corporate dividends-received deduction) that are taxable to shareholders as ordinary income, even though those distributions might otherwise
(at least in part) have been treated in the shareholders' hands as long-term capital gains. Moreover, if the Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (i.e. the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Portfolio had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The Portfolio's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Portfolio
(i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the
Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the
Portfolio as a regulated investment company.

The Portfolio's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Portfolio at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Portfolio's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Portfolio from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the
Portfolio.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Portfolio will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Portfolio will reduce the return from the Portfolio's investments.

Passive Foreign Investment Companies. If the Portfolio purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the
Portfolio in respect of deferred taxes arising from such distributions or gains.

If the Portfolio were to invest in a PFIC and elect to treat the PFIC as a
"qualified electing portfolio" under the Code, in lieu of the foregoing requirements, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing portfolio, even if not distributed to the Portfolio, and

                                       35

such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Portfolio may make a mark-to-market election that will result in the Portfolio's being treated as if it had sold and repurchased all of the
PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Portfolio, unless revoked with the consent of the Internal Revenue Service. By making the election, the Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Portfolio may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4%
excise tax.

The Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

VARIABLE CONTRACT DIVERSIFICATION REQUIREMENTS

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts that are offered in connection with such separate accounts. The Sub-Advisor intends to diversify the Portfolio's investments in accordance with those requirements. Accordingly, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, obligations of the
US Treasury and each US Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as described currently in the Prospectuses or that the Portfolio will not have to change its investment policies or goals.

                                  DISTRIBUTIONS

The Portfolio distributes substantially all of its net income and recognized long term and short-term capital gains to shareholders each year. The Portfolio distributes income dividends monthly. In addition, the Portfolio will distribute net long term and short term capital gains, if any, at least annually and may make additional capital gains distributions at other times, if required, to remain in compliance with the applicable tax regulations. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Portfolio that paid the dividend or distribution. The prospectus for a Company's variable annuity or variable life insurance policies describe the frequency of distributions to
Contract owners and the federal income tax treatment of distributions from such contracts to Contract owners.

                                 OTHER TAXATION

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Portfolio is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Portfolio continues to qualify as a regulated investment company under Subchapter M of the Code.

                                       36

                              FINANCIAL STATEMENTS

Financial statements for the Portfolio are not included, as the Portfolio has not commenced operations as of the date of this SAI.

                                       37

                                    APPENDIX

BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of ratings which represent opinions as to the quality of long-term securities. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Caa in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                       38

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:

AAA - Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) or MINUS (-) - The ratings from "AA" through "CC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by the Standard & Poor's Division of The McGraw-Hill
Companies, Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's
Investor Services ("Moody's").

                                       39

Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.
Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated
Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Fitch, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1+ reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+
and F-1 categories.

                                       40

                               Investment Advisor
                        DEUTSCHE ASSET MANAGEMENT, INC.

                             Investment Sub-Advisor
                              RREEF AMERICA L.L.C.

                                 Administrator
                     INVESTMENT COMPANY CAPITAL CORPORATION

                                   Distributor
                           SCUDDER DISTRIBUTORS, INC.

                                    Custodian
                       STATE STREET BANK AND TRUST COMPANY

                                 Transfer Agent
                       SCUDDER INVESTMENTS SERVICE COMPANY

                              Independent Auditors
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER

                                   ----------

        No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its
Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
                                   ----------

                            PART C. OTHER INFORMATION

Item 23. Exhibits

                  Description

         a(1)     Declaration of Trust is hereby incorporated by reference to the initial Registration Statement filed with the Securities and Exchange Commission on January 26, 1996.

         a(2)     Amendment No. 1 to the Declaration of Trust dated July 16,
                  1996 is hereby incorporated by reference to Exhibit a(2) to
                  Post-Effective Amendment No. 9 filed with the Securities and
                  Exchange Commission on April 25, 2000.

         a(3)     Amendment No. 2 to the Declaration of Trust dated September 9,
                  1996 is hereby incorporated by reference to Exhibit a(3) to
                  Post-Effective Amendment No. 9 filed with the Securities and
                  Exchange Commission on April 25, 2000.

         a(4)     Amendment No. 3 to the Declaration of Trust dated June 12,
                  1997 is hereby incorporated by reference to Exhibit a(4) to
                  Post-Effective Amendment No. 9 filed with the Securities and
                  Exchange Commission on April 25, 2000.

         a(5)     Certificate of Amendment to the Declaration of Trust dated
                  September 9, 1999 is hereby incorporated by reference to
                  Exhibit a(5) to Post-Effective Amendment No. 9 filed with the
                  Securities and Exchange Commission on April 25, 2000.

         a(6)     Certificate of Amendment to the Declaration of Trust dated May
                  1, 2000 is incorporated by reference to Exhibit a(6) to
                  Post-Effective Amendment No. 11 filed with the Securities and
                  Exchange Commission on April 25, 2001.

         a(7)     Certificate of Amendment to the Declaration of Trust dated
                  April 25, 2001 is incorporated by reference to Exhibit a(7) to
                  Post-Effective Amendment No. 11 filed with the Securities and
                  Exchange Commission on April 25, 2001.

         a(8)     Certificate of Amendment to the Declaration of Trust dated May
                  1, 2003 - filed herein as Exhibit a(8).

         b(1)     The Registrant's By-Laws are incorporated by reference to
                  Amendment No. 1 filed with the Securities and Exchange
                  Commission on September 18, 1996.

         b(2)     Amendment to the Registrant's By-Laws, dated July 27, 1999 -
                  filed herein as Exhibit b(2).

         b(3)     Amendment to the Registrant's By-Laws, dated December 18, 2002
                  - filed herein as Exhibit b(3).

         c        Not Applicable.

         d(1)     Investment Management Agreement, dated April 30, 2001, between
                  Deutsche Asset Management VIT Funds Trust, on behalf of
                  Managed Assets Fund, and Deutsche Asset Management, Inc. is
                  incorporated by reference to Exhibit d(1) to Post-Effective
                  Amendment No. 11 filed with the Securities and Exchange
                  Commission on April 25, 2001.

         d(2)     Investment Management Agreement, dated April 30, 2001, between
                  Deutsche Asset Management VIT Funds Trust, on behalf of Small
                  Cap Index Fund, Equity 500 Index Fund, EAFE(R)Equity Index
                  Fund, U.S. Bond Index Fund, Small Cap Fund, International
                  Equity Fund, Global Financial Services Fund, Global Technology
                  Fund, Global Biotechnology Fund, International Select Equity
                  Fund, and NASDAQ 100 Index Fund, and Deutsche Asset
                  Management, Inc. is incorporated by reference to Exhibit d(2)
                  to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August 10, 2001.

         d(3)     Form of Investment Sub-Advisory Agreement on behalf of Global
                  Biotechnology Fund between Deutsche Asset Management Inc. and
                  DWS International Portfolio Management GmbH is incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August
                  10, 2001.

         d(4)     Investment Management Agreement, dated July 30, 2002, between
                  Deutsche Asset Management VIT Funds, on behalf of Small Cap
                  Index Fund, Equity 500 Index Fund, EAFE(R) Equity Index Fund,
                  and Deutsche Asset Management, Inc. - filed herein as Exhibit
                  d(4).

         d(5)     Investment Advisory Agreement, dated April 30, 2003, between
                  Deutsche Asset Management VIT Funds, on behalf of Small Cap
                  Index Fund, Equity 500 Index Fund, EAFE(R) Equity Index Fund,
                  and Scudder Real Estate Securities Portfolio, and Deutsche
                  Asset Management, Inc. - filed herein as Exhibit d(5).

         d(6)     Form of Investment Sub-Advisory Agreement on behalf of the
                  Scudder Real Estate Securities Portfolio between Deutsche
                  Asset Management, Inc. and RREEF America L.L.C - filed herein as Exhibit d(6).

         d(7)     Investment Sub-Advisory Agreement, dated April 30, 2003, on behalf of the Small Cap Index Fund, Equity 500 Index Fund,
                  EAFE(R)Equity Index Fund, U.S. Bond Index Fund, and NASDAQ 100
                  Index Fund between Deutsche Asset Management, Inc. and
                  Northern Trust Investments, Inc., is incorporated by reference to Exhibit d(7) to Post-Effective

                  Amendment No. 19 filed with the Securities and Exchange
                  Commission on April 30, 2003.

         e(1)     Distribution Agreement, dated December 31, 2000, between
                  Deutsche Asset Management VIT Funds Trust (each series except
                  Scudder Real Estate Securities Portfolio) and PFPC
                  Distributors, Inc. incorporated by reference to Exhibit e(1)
                  to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 12, 2001.

         e(2)     Distribution Agreement, dated May 1, 2003, between Deutsche
                  Asset Management VIT Funds, on behalf of the Scudder Real
                  Estate Securities Portfolio, and Scudder Distributors, Inc. -
                  filed herein as Exhibit e(2).

         f        Not Applicable.

         g(1)     The Custodian Agreement, dated April 1, 2003, between
                  Registrant and State Street Bank and Trust Company- filed
                  herein as Exhibit g(1).

         h(1)     The Transfer Agency and Services Agreement, dated December 10,
                  1998, between Registrant (each series except Scudder Real
                  Estate Securities Portfolio) and First Data Investor Services
                  Group, Inc. (now known as PFPC Inc.) is incorporated by
                  reference to Post-Effective Amendment No. 7 filed with the
                  Securities and Exchange Commission on March 1, 1999.

         h(2)     The Administration Agreement, dated December 10, 1998, between
                  Registrant (each series except Scudder Real Estate Securities
                  Portfolio) and First Data Investor Services Group, Inc. (now
                  known as PFPC Inc.) is incorporated by reference to
                  Post-Effective Amendment No. 7 filed with the Securities and
                  Exchange Commission on March 1, 1999.

         h(3)     Amendment to the Administration Agreement, dated September 9,
                  1999, is incorporated by reference to Exhibit h(3) to
                  Post-Effective Amendment No. 9 filed with the Securities and
                  Exchange Commission on April 25, 2000.

         h(4)     Amendment to the Transfer Agency Services Agreement, dated
                  October 11, 2000 is incorporated by reference to Exhibit h(4)
                  to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 12, 2001.

         h(5)     Amendment to the Administration Agreement, dated March 1,
                  2001, is incorporated by reference to Exhibit h(5) to
                  Post-Effective Amendment No. 11 filed with the Securities and
                  Exchange Commission on April 25, 2001.

         h(6)     Form of Fund Participation Agreement is incorporated by
                  reference to Exhibit h(6) to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August
                  10, 2001.

         h(7)     Form of NASDAQ 100 Index Fund Licensing Agreement is
                  incorporated by reference to Exhibit h(7) to Post-Effective
                  Amendment No. 14 filed with the Securities and Exchange
                  Commission on August 10, 2001.

         h(8)     Transfer Agency Agreement, dated December 16, 2002, between
                  Registrant, on behalf of Scudder Real Estate Securities
                  Portfolio, and Scudder Investments Service Company - filed herein as Exhibit h(8).

         h(9)     Form of the Administration Agreement between Registrant, on behalf of Scudder Real Estate Securities Portfolio, and
                  Investment Company Capital Corporation - filed herein as
                  Exhibit h(9).

         h(10)    Fund Accounting Agreement, dated June 3, 2002, between
                  Investment Company Capital Corporation and Scudder Fund
                  Accounting Corporation - filed herein as Exhibit h(10).

         h(11)    Form of Sub-Administration and Sub-Fund Accounting Agreement
                  between Investment Company Capital Corporation, Deutsche
                  Investment Management Americas, Inc., Scudder Fund Accounting
                  Corporation, and State Street Bank and Trust Company - filed herein as Exhibit h(11).

         h(12)    Form of Agency Agreement between Scudder Investments Service
                  Company and DST Systems, Inc. - filed herein as Exhibit h(12).

         h(13)    Expense Limitation Agreement, dated May 1, 2003, between
                  Registrant, Deutsche Asset Management, Inc., and Investment
                  Company Capital Corporation - filed herein as Exhibit h(13).

         h(14)    Form of Amendment to the Participation Agreement - filed
                  herein as Exhibit h(14).

         i(1)     Legal Opinion of Willkie Farr & Gallagher -filed herein as
                  Exhibit i(1).

         i(2)     Legal Opinion of Bingham McCutchen LLP - filed herein as
                  Exhibit i(2).

         j(1)     Consent of Independent Auditors - Not Applicable.

         j(2)     Power of Attorney - incorporated by reference to Exhibit j(2)
                  to Post-Effective Amendment No. 18 filed with the Securities and Exchange Commission on March 18, 2003.

         j(3)     Power of Attorney - filed herein as Exhibit j(3).

         k        Not Applicable.

         l(1)     The form of Purchase Agreement relating to Initial Capital is incorporated by reference to Amendment No. 1 filed with the
                  Securities and Exchange Commission on September 18, 1996.

         l(2)     The form of Purchase Agreement relating to Small Cap Fund and
                  International Equity Fund is incorporated by reference to
                  Pre-Effective Amendment No. 1 filed with the Securities and
                  Exchange Commission on September 20, 1996.

         l(3)     The form of Purchase Agreement relating to Small Cap Index
                  Fund, EAFE(R) Equity Index Fund and Equity 500 Index Fund is
                  incorporated by reference to Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on November
                  22, 1996.

         l(4)     The form of Purchase Agreement relating to the U.S. Bond Index
                  Fund is incorporated by reference to Post-Effective Amendment
                  No. 2 filed with the Securities and Exchange Commission on
                  July 18, 1997.

         m        Rule 12b-1 Plan. Distribution Plan for Class B Shares - filed herein as Exhibit m.

         n        Rule 18f-3 Multiple Class Plan - filed herein as Exhibit n.

         p(1)     Code of Ethics of Trust is incorporated by reference to
                  Exhibit o(1) to Post-Effective Amendment No. 9 filed with the
                  Securities and Exchange Commission on April 25, 2000.

         p(2)     Code of Ethics of Deutsche Asset Management, Inc. is
                  incorporated by reference to Exhibit o(2) to Post-Effective
                  Amendment No. 14 filed with the Securities and Exchange
                  Commission on August 10, 2001.

         p(3)     Code of Ethics of DWS International Portfolio Management GmbH
                  is incorporated by reference to Exhibit o(3) to Post-Effective
                  Amendment No. 14 filed with the Securities and Exchange
                  Commission on August 10, 2001.

         p(4)     Code of Ethics of Northern Trust Investments, Inc. is
                  incorporated by reference to Exhibit p(4) to Post-Effective
                  Amendment No. 19 filed with the Securities and Exchange
                  Commission on April 30, 2003.

         p(5)     Code of Ethics of RREEF America L.L.C. - filed herein as
                  Exhibit p(5).

         p(6)     Code of Ethics of Deutsche Asset Management - file herein as
                  Exhibit p(6).

Item 24. Persons Controlled by or Under Common Control with Registrant

         Not Applicable.

Item 25. Indemnification

         Reference is made to Articles IV and V of Registrant's Declaration of
Trust filed with Securities and Exchange Commission on January 26, 1996.

         Insofar as indemnification for liabilities arising under the Securities
Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         All of the information required by this item is set forth in the Form
         ADV, as amended, of Deutsche Asset Management, Inc. (File No.
         801-27291). The following sections of each such Form ADV are incorporated herein by reference:

         (a)      Items 1 and 2 of Part II
         (b)      Section 6, Business Background, of each Schedule D.

         All of the information required by this item is set forth in the Form
         ADV, as amended, of Northern Trust Investments, Inc. (File No.
         801-33358). The following sections of each such Form ADV are incorporated herein by reference:

         (a)      Items 1 and 2 of Part II
         (b)      Section 6, Business Background, of each Schedule D.

         All of the information required by this item is set forth in the Form
         ADV, as amended, of RREEF America L.L.C (File No. 801- 55209). The following sections of each such Form ADV are incorporated herein by reference:

         (a)      Items 1 and 2 of Part II
         (b)      Section 6, Business Background, of each Schedule D.

Item 27. Principal Underwriters

         (a)      In addition to Deutsche Asset Management VIT Funds Trust (each series except Scudder Real Estate Securities Portfolio), PFPC
                  Distributors, Inc. (the "Distributor") act as principal
                  underwriter for the following investment companies as of
                  4/1/03: AB Funds Trust, AFBA 5 Star Funds, Inc., Atlantic
                  Whitehall Funds Trust, Forward Funds, Inc GAMNA Series Funds,
                  Inc., Harris Insight Funds Trust, Hillview Investment Trust II
                  International Dollar Reserve Fund I, Ltd., Kalmar Pooled
                  Investment Trust, Matthews Asian Funds, Metropolitan West
                  Funds, New Covenant Funds, Pictet Funds The RBB Fund, Inc., RS
                  Investment Trust, Smith Graham Institutional Funds, Stratton
                  Growth Fund, Inc., Stratton Monthly Dividend REIT Shares,
                  Inc., The Stratton Funds, Inc., Tomorrow Funds Retirement
                  Trust, Trainer, Wortham First Mutual Funds, Undiscovered
                  Managers Funds, Weiss, Peck & Greer Funds Trust, Weiss, Peck &
                  Greer International Fund, Wilshire Target Funds, Inc., WPG
                  Large Cap Growth Fund, WPG Tudor Fund, WT Investment Trust,
                  The BlackRock Funds, Inc. and BlackRock Provident
                  Institutional Funds (Distributed by BlackRock Distributors,
                  Inc., a wholly owned subsidiary of PFPC Distributors, Inc.);
                  Northern Funds Trust and Northern Institutional Funds Trust
                  (Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.); ABN AMRO Funds
                  (Distributed by ABN AMRO Distribution Services (USA), Inc., a
                  wholly owned subsidiary of PFPC Distributors, Inc.). PFPC
                  Distributors, Inc. is registered with the Securities and
                  Exchange Commission as a broker-dealer and is a member of the
                  National Association of Securities Dealers. PFPC Distributors,
                  Inc. is located at 760 Moore Road, King of Prussia,
                  Pennsylvania 19406.

                  Scudder Distributors, Inc. ("SDI") acts as principal
                  underwriter of the Scudder Real Estate Securities Portfolio shares. In addition, SDI acts as principal underwriter for certain other funds managed by Deutsche Asset Management, Inc.

         (b)      The information required by this Item 27(b) with respect to each director, officer or partner of PFPC Distributors, Inc.
                  is incorporated by reference to Schedule A of Form BD filed by
                  PFPC Distributors, Inc. with the SEC pursuant to the
                  Securities Act of 1934 (File No. 8-31334). No director,
                  officer, or partner of PFPC Distributors, Inc. holds a
                  position or office with the Registrant.

                  Information on the officers and directors of SDI, principal underwriter for the Registrant's series Scudder Real Estate
                  Securities Portfolio is set forth below. SDI's principal
                  business address is 222 South Riverside Plaza, Chicago,
                  Illinois 60606.

                  (1)                                (2)                                     (3)
Name and Principal Business Address    Position and Offices with Distributor     Positions and Offices with Registrant

Thomas F. Eggers                       Chairman and Director                     None
345 Park Avenue
New York, NY 10154

Jonathan R. Baum                       Chief Executive Officer, President and    None
345 Park Avenue                        Director
New York, NY 10154

                  (1)                                (2)                                     (3)
Name and Principal Business Address    Position and Offices with Distributor     Positions and Offices with Registrant

Scott B. David                         Vice President and Director               None
Two International Place
Boston, MA  02110-4103

John W. Edwards, Jr.                   Chief Financial Officer and Treasurer     None
60 Wall Street
New York, NY  10005-2858

Caroline Pearson                       Secretary                                 Assistant Secretary
Two International Place
Boston, MA  02110-4103

Linda J. Wondrack                      Vice President and Chief Compliance       None
Two International Place                Officer
Boston, MA  02110-4103

C. Perry Moore                         Chief Operating Officer and Vice          None
222 South Riverside Plaza              President
Chicago, IL  60606

David Edlin                            Vice President                            None
222 South Riverside Plaza
Chicago, IL  60606

M. Patrick Donovan                     Vice President                            None
Two International Place
Boston, MA  02110-4103

Robert Froelich                        Vice President                            None
222 South Riverside Plaza
Chicago, IL  60606

Michael L. Gallagher                   Vice President                            None
222 South Riverside Plaza
Chicago, IL  60606

Kenneth Murphy                         Vice President                            Vice President and Anti-Money
222 South Riverside Plaza                                                        Laundering Compliance Officer
Chicago, IL  60606

Philip J. Collora                      Assistant Secretary                       None
222 South Riverside Plaza
Chicago, IL  60606

         (c)      Not Applicable.

Item 28. Location of Accounts and Records

         All accounts books and other documents required to be maintained by
Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules
thereunder will be maintained at the offices of:

         (1)      Deutsche Asset Management, Inc.
                  345 Park Avenue
                  New York, NY 10154

         (2)      PFPC Distributors, Inc.
                  760 Moore Rd.
                  King of Prussia, PA 19406.

         (3)      PFPC Inc.
                  760 Moore Rd.
                  King of Prussia, PA 19406

         (4)      Investment Company Capital Corporation
                  One South Street
                  Baltimore, MD 21202

         (5)      Scudder Investments Service Company
                  222 South Riverside Plaza
                  Chicago, IL 60606

         (6)      Scudder Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606

         (7)      Scudder Fund Accounting Corporation
                  345 Park Avenue
                  New York, NY 10154

         (8)      State Street Bank and Trust Company
                  One Heritage Drive
                  North Quincy, MA 02171

         (9)      DST Systems, Inc.
                  333 West 11th Street, 5th Floor
                  Kansas City, MO 64105

         (10)     RREEF America L.L.C.
                  875 North Michigan Avenue
                  Suite 4100
                  Chicago, IL 60611

         (11)     Northern Trust Investments, Inc.
                  50 LaSalle Street
                  Chicago, IL 60675

Item 29. Management Services

         Not Applicable.

Item 30. Undertakings

         Not Applicable

                                INDEX TO EXHIBITS

  Exhibit Number  Exhibit

         a(8)     Certificate of Amendment to the Declaration of Trust dated
                  May 1, 2003
         b(2)     Amendment to Registrant's By-Laws dated July 27, 1999
         b(3)     Amendment to Registrant's By-Laws dated December 18, 2002
         d(4)     Investment Management Agreement dated July 30, 2002, between the Deutsche Asset Management VIT Funds, on behalf of Small
                  Cap Index Fund, Equity 500 Index Fund, EAFE(R) Equity Index
                  Fund, and Deutsche Asset Management, Inc.
         d(5)     Investment Advisory Agreement dated April 30, 2003, between the Deutsche Asset Management VIT Funds, on behalf of Small
                  Cap Index Fund, Equity 500 Index Fund, EAFE(R) Equity Index
                  Fund, and Scudder Real Estate Securities Portfolio, and
                  Deutsche Asset Management, Inc.
         d(6)     Form of Investment Sub-Advisory Agreement on behalf of the
                  Scudder Real Estate Securities Portfolio between Deutsche
                  Asset Management, Inc. and RREEF America L.L.C.
         e(2)     Distribution Agreement dated, May 1, 2003, between Deutsche
                  Asset Management VIT Funds, on behalf of the Scudder Real
                  Estate Securities Portfolio, and Scudder Distributors, Inc.
         g(1)     The Custodian Agreement, dated April 1, 2003, between
                  Registrant and State Street Bank and Trust Company
         h(8)     Transfer Agency Agreement, dated December 16, 2002, between
                  Registrant, on behalf of the Scudder Real Estate Securities
                  Portfolio, and Scudder Investments Service Company
         h(9)     Form of the Administration Agreement between Registrant, on behalf of Scudder Real Estate Securities Portfolio, and
                  Investment Company Capital Corporation
         h(10)    Fund Accounting Agreement, dated June 3, 2002, between
                  Investment Company Capital Corporation and Scudder Fund
                  Accounting Corporation
         h(11)    Form of Sub-Administration and Sub-Fund Accounting Agreement
                  between Investment Company Capital Corporation, Deutsche
                  Investment Management Americas, Inc., Scudder Fund Accounting
                  Corporation, and State Street Bank and Trust Company
         h(12)    Form of Agency Agreement between Scudder Investments Service
                  Company and DST Systems, Inc.
         h(13)    Expense Limitation Agreement, dated May 1, 2003, between
                  Registrant, Deutsche Asset Management, Inc., and Investment
                  Company Capital Corporation
         h(14)    Form of Amendment to the Participation Agreement
         i(1)     Legal Opinion of Willkie Farr & Gallagher
         i(2)     Legal Opinion of Bingham McCutchen LLP
         j(3)     Power of Attorney
         m        Rule 12b-1 Plan
         n        Rule 18f-3 Multiple Class Plan
         p(5)     Code of Ethics of RREEF America L.L.C.
         p(6)     Code of Ethics of Deutsche Asset Management

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and the
Registrant has duly caused this Post-Effective Amendment No. 20 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Baltimore and the State of Maryland on this 1st day of May, 2003.

         Deutsche Asset Management VIT Funds

     By: /s/ Bruce A. Rosenblum
         -----------------------
         Bruce A. Rosenblum
         As Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

         Signatures                            Title                                Date
   *                                    President,                               May 1, 2003
------------------------------          Chief Executive Officer
Richard T. Hale

   *                                    Treasurer, Principal                     May 1, 2003
------------------------------          Financial and Accounting
Charles A. Rizzo                        Officer

   *                                    Trustee                                  May 1, 2003
------------------------------
Richard R. Burt

   *                                    Trustee                                  May 1, 2003
------------------------------
S. Leland Dill

   *                                    Trustee                                  May 1, 2003
------------------------------
Martin J. Gruber

   *                                    Trustee                                  May 1, 2003
------------------------------
Richard T. Hale

   *                                    Trustee                                  May 1, 2003
------------------------------
Joseph R. Hardiman

   *                                    Trustee                                  May 1, 2003
------------------------------
Richard J. Herring

   *                                    Trustee                                  May 1, 2003
------------------------------
Graham E. Jones

   *                                    Trustee                                  May 1, 2003
------------------------------
Rebecca W. Rimel

   *                                    Trustee                                  May 1, 2003
------------------------------
Philip Saunders, Jr.

   *                                    Trustee                                  May 1, 2003
------------------------------
William N. Searcy

   *                                    Trustee                                  May 1, 2003
------------------------------
Robert H. Wadsworth

   * By: /s/ Bruce A. Rosenblum
         ----------------------
         Bruce A. Rosenblum
         as Attorney-in-Fact